UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and address of agent for service)

Registrant's Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2008

Date of reporting period: July 1, 2007 through June 30, 2008

Item 1. Report to Stockholders

DUPREE MUTUAL FUNDS

June 30, 2008
ANNUAL REPORT
TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund's investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;
Intermediate Government Bond Series in 1992;
Tennessee Tax-Free Income Series in 1993;
Tennessee Tax-Free Short-to-Medium Series in 1994;
North Carolina Tax-Free Income Series in 1995;
North Carolina Tax-Free Short-to-Medium Series in 1995;
Alabama Tax-Free Income Series in 2000, and
Mississippi Tax-Free Income Series in 2000.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% "no-load" municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we're doing.

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	i
Sector Allocation of Funds	vi
Performance Comparison/Performance Graphs	ix

Financial Statements
Alabama Tax-Free Income Series	1
Kentucky Tax-Free Income Series	5
Kentucky Tax-Free Short-to-Medium Series	11
Mississippi Tax-Free Income Series	15
North Carolina Tax-Free Income Series	18
North Carolina Tax-Free Short-to-Medium Series	22
Tennessee Tax-Free Income Series	25
Tennessee Tax-Free Short-to-Medium Series	29
Intermediate Government Bond Series	32
Notes to Financial Statements	35
Report of Independent Registered Public Accounting Firm	44
Other Unaudited Information	45
Schedule of Shareholder Expenses	47

Management’s Discussion of Fund Performance: Twelve Months Ended June 30, 20081

The investment objective of our municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of stable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal.

This report covers the 12-month period from June 30, 2007 through June 30, 2008 (the “reporting period”). During the third quarter of 2007, real gross domestic product (GDP), the output of goods and services produced by labor and property in the United States, increased at an annual rate of 4.9%. However, the economy slowed dramatically towards the end of the year with real GDP increasing at a meager 0.6% pace in the fourth quarter of 2007. The slow down in growth continued into 2008 with real GDP growing at a 0.9% annual rate in the first quarter of 2008 and a 1.9% annual rate (advance estimate) in the second quarter of 2008. Most economists are predicting that economic growth will continue to be weak for the remainder of 2008 and into 2009.

During the twelve months under review, the national unemployment rate gradually increased and ended the reporting period at 5.5%. Key measures of inflation have remained elevated, driven primarily by higher prices for energy, food, and industrial commodities. The consumer price index increased at an annual rate of 5.0% through the end of June with core inflation, which excludes energy and food costs, increasing at a 2.4% annual rate.

During the reporting period, the Federal Reserve lowered its target for the federal funds rate a total of 325 basis points to its current level of 2.0%. The easing in monetary policy has been in response to a severe correction in the housing sector, a slowing in the pace of economic expansion, softening in consumer demand, and a significant deterioration in financial market conditions sparked by subprime loan losses. In addition to monetary easing, the Federal Reserve also expanded several of its credit facilities to address severe liquidity pressures in funding markets. Congress also passed a fiscal stimulus package consisting primarily of tax rebate checks that were mailed to taxpayers beginning in May.

The turmoil in credit markets first manifested in August of 2007 and persisted throughout the reporting period. The credit crunch and liquidity crisis has affected virtually every asset class including municipal and government bonds. Volatility in the municipal bond market peaked at the end of February with yields on AAA-rated thirty year municipal bonds reaching a high of around 5.15% before retreating to 4.74% at the end of the reporting period. Government bonds benefited from a flight to safety which pushed yields on the 10-year Treasury note down from a high of around 5.18% in July of 2007 to a level of around 3.97% at the end of the reporting period.

i

Notwithstanding the volatility in financial markets, our eight single-state municipal bond funds and our government bond fund performed relatively well during the reporting period. Our strategy of buying only high quality investment grade bonds and holding on to them served us well during this extremely volatile period. Generally, our Short-to-Medium Series performed better than our Income Series as prices on shorter-term bonds fell less than the prices of bonds with longer maturities during the reporting period. All eight of our municipal bond funds held a significant percentage of insured bonds which were negatively impacted by the downgrading of the credit ratings of a number of the bond insurers. A brief discussion of the performance of each of our funds is provided below.

The Kentucky Tax-Free Income Series provided shareholders a total return of 3.47% for the one year period ending June 30, 2008. This performance compared with the fund’s comparative index, the Lehman Brothers Municipal Bond Index, which had a total return of 3.23% for the same period. The performance of the Kentucky Tax-Free Income Series benefited from the fact that approximately 10.34% of the portfolio as of June 30 consisted of pre-refunded bonds which performed very well during the reporting period. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 3.94% during the period under review compared with a total return of
3.23% for the Lehman Brothers Municipal Bond Index.

Like most states, Kentucky’s economic growth slowed during the reporting period. The state’s GDP for 2007 grew at an annual rate of 2.3% compared with the national average of 2.0%. The state’s annual average unemployment rate through the end of June stood at 6.3% compared with the national average of 5.5%. The preliminary estimate of 2007 per capita income in Kentucky is $31,111 compared with the national average of $38,611, ranking 46th in the nation.

The service sector has continued to expand in Kentucky and now accounts for close to 40% of statewide employment. Manufacturing accounts for approximately 19% of Kentucky’s GDP with auto-related manufacturing and parts suppliers accounting for a significant portion of this. Manufacturing employment accounts for about 15% of all nonagricultural employment in Kentucky compared to 11% nationally.

Kentucky continues to be one of the largest coal exporting states, and with energy prices at record levels, employment in that sector has increased dramatically. The state has continued to attract high-tech companies and recently has expanded its efforts to attract businesses focusing on alternative fuels and renewable energy. The state’s appropriation supported debt was rated AA- by Standard & Poor’s as of June 30, 2008.

The Tennessee Tax-Free Income Series provided shareholders with a total return of 2.87% for the twelve month period ending June 30, 2008. This performance compared with the fund’s comparative index, the Lehman Brothers Municipal Bond Index, which had a total return of 3.23% for the same period. The Tennessee Short-to-Medium Series had a total return of 2.90% for the period under review versus a total return of 3.23% for the Lehman Brothers Municipal Bond Index. The performance of the Tennessee Tax-Free Short-to-Medium Series was negatively impacted by a single non-income paying bond in default.

Tennessee’s economy has experienced its own setbacks in the face of slower national growth. The state’s real GDP for 2007 grew at an annual rate of 0.9% well below the national average of 2.0%. The state’s annual unemployment rate through the end of June was 6.5% which was well above the national average of 5.5%. The preliminary estimate of 2007 per capita income in Tennessee is $33,280 compared with the national average of $38,611, ranking 39th in the nation.

Slower job growth at the national level translated into slower job growth in Tennessee. The state saw job growth of only 0.5% in 2007, substantially below the 1.5% rate of growth recorded in 2006. Job losses in manufacturing accelerated sharply in 2007 with a decline of 4.7% compared to a decrease of 2.3% in 2006. The housing market in Tennessee has fared only slightly better than the nation as a whole with single-family starts down almost 45% in the twelve months ending in February. Taxable sales have declined significantly as the economy has slowed. The state’s budget outlook for next year has worsened with cutbacks in spending potentially exceeding the one-half billion dollar mark. Tennessee’s general obligation (G.O.) bonds carried a AA+ rating by Standard & Poor’s as of June 30, 2008.

The North Carolina Tax-Free Income Series provided shareholders with a total return of 2.69% for the twelve month period ending June 30, 2008. This performance compared with the fund’s comparative index, the Lehman Brothers Municipal Bond Index, which had a total return of 3.23% for the same period. The performance of the North Carolina Tax-Free Income Series was negatively impacted by the fact that it held a significant number of Certificates of Participation that did not perform as well as general obligation or revenue bonds with similar maturities.  The North Carolina Short-to-Medium Series provided shareholders with a total return of 3.78% for the period under review versus a total return of 3.23% for the Lehman Brothers Municipal Bond Index.

North Carolina’s economy also slowed in response to the slowdown in the national economy. The state’s real GDP for 2007 grew at an annual pace of 2.2% which was slightly higher than the national average of 2.0%. The state’s annual average unemployment rate though the end of June was 6.0% compared with the national average of 5.5%. The preliminary estimate of 2007 per capita income in North Carolina is $33,636 compared with the national average of $38,611, ranking 36th in the nation.

Professional, business, and healthcare services continue to be the main drivers of North Carolina’s economy. The state’s Research Triangle Park hub is home to the nation’s third largest biotechnology industry. Although manufacturing has declined in relative importance in recent years, the state still has a strong manufacturing base with manufacturing industries such as chemicals and plastics, motor vehicle parts, ship and boat building, and aerospace products and parts. North Carolina’s G.O. bonds carried a AAA rating by Standard & Poor’s as of June 30, 2008.

The Alabama Tax-Free Income Series provided shareholders with a total return of 2.84% for the twelve month period ending June 30, 2008. This performance compared with the fund’s comparative index, the Lehman Brothers Municipal Bond Index, which returned 3.23% for the same period.

Alabama’s economy has also experienced a slowdown over the last year. The state’s real GDP for 2007 grew at an annual rate of 1.8% compared with the national average of 2.0%. The state’s annual average unemployment rate through the end of June stood at 4.7% which was well below the national average of 5.5%. The preliminary estimate of 2007 per capita income in Alabama is $32,404 compared with the national average of $38,611, ranking 42nd in the nation.

Alabama’s location in the center of the fastest growing region in the country has served it well. Employment growth in the state continues to be led by auto-related manufacturing and parts suppliers, transportation, and the aerospace industry. Tourism continues to be a major industry in the state. Alabama’s G.O. bonds carried a AA rating by Standard & Poor’s as of June 30, 2008.

The Mississippi Tax-Free Income Series had a total return of 2.64% for the twelve month period ending June 30, 2008 versus a total return of 3.23% for the Lehman Brothers Municipal Bond Index.

Like the other states mentioned above, Mississippi’s economy has also been negatively impacted by the slowing national economy. The state’s real GDP for 2007 grew at an annual rate of 1.7% compared with the national average of 2.0%. The state’s annual average unemployment rate through the end of June was 6.9% compared with the national average of 5.5%. The preliminary estimate of 2007 per capita income in Mississippi is $28,845 compared with the national average of $38,611, ranking last in the nation.

The state’s manufacturing sector has continued to contract and by November of 2007 manufacturing accounted for approximately 14.6% of total nonfarm employment in the state. The state’s construction sector received a strong stimulus from the impact of Hurricane Katrina. However, the pace of reconstruction has slowed as the national housing crisis continues. About $8.3 billion of federal aid to the state remains to be disbursed. The state’s casinos have been successfully rebuilt and employment in the leisure and hospitality sector as of November 2007 had returned to pre-Katrina levels. The state’s G.O. bonds carried a AA rating by Standard & Poor’s as of June 30, 2008.

The Intermediate Government Bond Series had a total return of 7.88% for the twelve month period ending June 30, 2008 versus a total return of 9.17% for the Lehman Brothers U.S. Government Intermediate Bond Index.

During this reporting period, our eight single-state municipal bond funds utilized the Lehman Brothers Municipal Bond Index as their stated benchmark rather than the 5, 7, and10-year Lehman Brothers Municipal Bond Indices previously utilized. No index can perfectly match the investments that make up a fund’s portfolio. However, we believe that utilizing a broader-based index for our municipal bond funds gives a more accurate picture of how they actually performed during this reporting period. It should be noted that index information is provided for reference only. In making investment decisions for our portfolios we do not attempt to track indexes.

The Lehman Brothers Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices such as the Lehman Brothers Municipal Bond Index and the Lehman Brothers U.S. Government Intermediate Bond Index do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

1 Data are from the U.S. Department of Commerce Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice.

v

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Kentucky Tax-Free Income Series		Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Investments at market	CREDIT QUALITY	% of Investments at market

Aaa/AAA	31.45%	Aaa/AAA	28.95%
Aa/AA	57.93%	Aa/AA	62.80%
A	8.31%	A	4.87%
Baa/BBB	1.29%	Baa/BBB	0.00%
Not Rated	1.02%	Not Rated	3.38%
	100.00%		100.00%
COMPOSITION		COMPOSITION
Prerefunded	10.33%	Prerefunded	8.23%
General Obligation	1.52%	General Obligation	5.25%
Certificates of Participation	0.34%	Certificates of Participation	1.45%
Lease Revenue	7.34%	Lease Revenue	15.69%
Municipal Utility Revenue	1.67%	Municipal Utility Revenue	1.96%
Hospital and Healthcare Revenue	1.54%	Hospital and Healthcare Revenue	3.42%
State and Local Mortgage Revenue	2.94%	State and Local Mortgage Revenue	1.42%
University Consolidated Education		Insured Municipal	60.26%
and Building Revenue	0.29%	Escrowed to Maturity	2.32%
Public Facilities Revenue	0.58%		100.00%
Insured Municipal	67.55%
Escrowed to Maturity	5.90%
	100.00%

Alabama Tax-Free Income Series		Mississippi Tax-Free Income Series
CREDIT QUALITY	% of Investments at market	CREDIT QUALITY	% of Investments at market

Aaa/AAA	19.21%	Aaa/AAA	11.39%
Aa/AA	62.43%	Aa/AA	66.10%
A	14.42%	A	13.16%
Baa/BBB	1.23%	Baa/BBB	7.10%
Not Rated	2.71%	Not Rated	2.25%
	100.00%		100.00%
COMPOSITION		COMPOSITION
General Obligation	10.71%	Prerefunded	6.15%
Prerefunded	5.09%	General Obligation	16.13%
Municipal Utility Revenue	0.91%	Insured Municipal	76.48%
Industrial Revenue	0.78%	Escrowed to Maturity	1.24%
Hospital and Healthcare Revenue	0.38%		100.00%
University Consolidated Education and Building Revenue	2.11%
Public Facilities Revenue	1.55%
Insured Municipal	78.47%
	100.00%

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Tennessee Tax-Free Income Series		Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Investments at market	CREDIT QUALITY	% of Investments at market

Aaa/AAA	14.58%	Aaa/AAA	22.82%
Aa/AA	60.33%	Aa/AA	52.65%
A	18.51%	A	12.35%
Baa/BBB	6.58%	Baa/BBB	7.73%
	100.00%	Not Rated	4.45%
			100.00%
COMPOSITION		COMPOSITION
Prerefunded	2.38%	Prerefunded	3.20%
General Obligation	14.51%	General Obligation	11.19%
Lease Revenue	3.06%	Lease Revenue	8.50%
Municipal Utility Revenue	2.06%	Municipal Utility Revenue	1.80%
Hospital and Healthcare Revenue	9.97%	Hospital and Healthcare Revenue	1.05%
State and Local Mortgage Revenue	3.59%	State and Local Mortgage Revenue	3.93%
University Consolidated Education		Insured Municipal	70.33%
and Building Revenue	1.91%		100.00%
Insured Municipal	61.14%
Escrowed to Maturity	1.38%
	100.00%

North Carolina Tax-Free Income Series		North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY	% of Investments at market	CREDIT QUALITY	% of Investments at market

Aaa/AAA	24.96%	Aaa/AAA	31.26%
Aa/AA	68.96%	Aa/AA	61.84%
A	4.16%	A	2.13%
Baa/BBB	1.92%	Baa/BBB	4.77%
	100.00%		100.00%
COMPOSITION		COMPOSITION
Prerefunded	3.81%	Prerefunded	2.20%
General Obligation	2.53%	General Obligation	5.40%
Certificates of Participation	15.32%	Certificates of Participation	12.65%
Lease Revenue	2.77%	Lease Revenue	4.05%
Municipal Utility Revenue	2.41%	Hospital and Healthcare Revenue	5.83%
Hospital and Healthcare Revenue	1.73%	University Consolidated Education
State and Local Mortgage Revenue	0.32%	and Building Revenue	1.88%
Insured Municipal	70.58%	Insured Municipal	67.99%
Escrowed to Maturity	0.53%		100.00%
	100.00%

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY	% of Investments at market	COMPOSITION	% of Investments at market

Aaa/AAA	100.00%	Federal Farm Credit	22.31%
		Federal Home Loan Bank	27.64%
		Federal Home Loan Mortgage	21.29%
		Federal National Mortgage Association	21.71%
		Student Loan Marketing Association	4.94%
		Investment Fund	2.11%
			100.00%

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Alabama Tax-Free Income Series

Since January 1, 2000

$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jan-00
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dates
Alabama Tax-Free Income Series
Lehman Brothers Municipal Bond Index

Alabama Tax-Free Income Series
Average Annual Total Return

One Year	Five Years	Since 01/01/2000
2.84%	3.54%	6.21%

Kentucky Tax-Free Income Series

Since June 30, 1998

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dates
Kentucky Tax-Free Income Series
Lehman Brothers Municipal Bond Index
Kentucky Tax-Free Income Series
Average Annual Total Return
One Year 3.47%
Five Years 3.26%
Ten Years 4.23%

Kentucky Tax-Free Short-To-Medium Series

Since June 30, 1998

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-98 Dec-98 Jun-99 Dec-99 Jun-00 Dec-00 Jun-01 Dec-01 Jun-02 Dec-02 Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08
Dates
Kentucky Tax-Free Short-to-Medium Series
Lehman Brothers Municipal Bond Index

Kentucky Tax-Free Short-to- Medium Series Average Annual Total Return

One Year	Five Years	Ten Years
3.94%	2.02%	3.34%

Mississippi Tax-Free Income Series

Since January 1, 2000

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jan-00
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dates
Mississippi Tax-Free Income Series
Lehman Brothers Municipal Bond Index
Mississippi Tax-Free Income Series
Average Annual Total Return
One Year 2.64%
Five Years 3.08%
Since 01/01/2000 5.85%

North Carolina Tax-Free Income Series

Since June 30, 1998

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dates
North Carolina Tax-Free Income Series
Lehman Brothers Municipal Bond Index
North Carolina Tax-Free Income Series
Average Annual Total Return
One Year 2.69%
Five Years 3.02%
Ten Years 4.15%

North Carolina Tax-Free Short-to-Medium Series

Since June 30, 1998

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dates
North Carolina Tax-Free Short-to-Medium Series
Lehman Brothers Municipal Bond Index
North Carolina Tax-Free Short-to-Medium Series
Average Annual Total Return
One Year 3.78%
Five Years 2.04%
Ten Years 3.51%

Tennessee Tax-Free Income Series

Since June 30, 1998

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dates
Tennessee Tax-Free Income Series
Lehman Brothers Municipal Bond Index

Tennessee Tax-Free Income Series Average Annual Total Return		
One Year	Five Years	Ten Years
2.87%	2.99%	4.21%

Tennessee Tax-Free Short-to-Medium Series

Since June 30, 1998

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dates
Tennessee Tax-Free Short-to-Medium Series
Lehman Brothers Municipal Bond Index

Tennessee Tax-Free Short-to-Medium Series Average Annual Total Return		
One Year	Five Years	Ten Years
2.90%	1.81%	3.27%

Intermediate Government Bond Series

Since June 30, 1998

$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dates
Intermediate Government Bond Series
Lehman Brothers U.S. Government Bond Intermediate Index
Intermediate Government Bond Series
Average Annual Total Return
One Year 7.88%
Five Years 4.16%
Ten Years 5.45%

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund's portfolio. For each series, we have chosen an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
INSURED MUNICIPAL BONDS
76.70% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	Aaa/AA@	$150,000	$152,888
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	Aa3/AA*/AA@	75,000	73,884
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	494,570
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aa3/AA@	100,000	100,201
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	Aa3/AA@	450,000	460,161
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	A2/AA*/AA@	50,000	51,709
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A2/A*	150,000	149,993
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aa3/AA*/AA@	50,000	51,014
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aa3/AA*/AA@	170,000	171,533
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aa3/AA*/AA@	130,000	131,221
Alexander City AL Warrants	4.700	05/01/2021	A2/AA*/AA@	200,000	197,710
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa3/AA*/AA@	260,000	262,304
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aaa/AAA*/AAA	300,000	307,803
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa2/AA+*	295,000	303,735
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aa3/AA*/AA@	100,000	104,306
Birmingham AL Warrants Parking Improvement - Series C	5.000	04/01/2031	Aa3/AA*/AA@	140,000	140,930
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aa3/AA*/AA@	100,000	101,380
Birmingham AL Waterworks & Sewer Revenue Warrants - Series A	5.000	01/01/2023	Aa3/AA*/AA@	125,000	128,485
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	186,322
Daphne AL Warrants	5.000	04/01/2023	Aa3/AA*/AA@	250,000	258,253
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	A2/AA*/AA@	260,000	265,265
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	AAA*/AAA@	190,000	195,573
Enterprise AL Water General Obligation	5.000	10/01/2019	Aa3/AA*/AA@	55,000	57,641
Enterprise AL Water General Obligation	5.000	10/01/2023	Aa3/AA*/AA@	450,000	460,633
Gadsden AL Warrants - Series B	4.600	08/01/2022	Aa3/AA@	100,000	100,576
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	A2/AA@	200,000	200,536
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	A1/AA*/AA@	35,000	35,824
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aaa/AAA*/AAA	250,000	252,678
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aa1/AA+*/AA@	200,000	200,930
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/AAA*	100,000	102,106
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa2/AA*/AA@	375,000	382,698
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	NR	20,000	19,929
Huntsville AL Public Educational Building	6.050	06/01/2020	NR	150,000	146,880
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aaa/AAA*	300,000	303,465
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	A2/AA*/AA@	30,000	30,620
Lee County AL School Warrants	5.000	02/01/2018	A2/AA@	100,000	103,766
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	A2/AA@	75,000	76,878
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aa3/AA@	275,000	275,847
Linden AL Warrants	5.250	06/01/2023	A*	25,000	25,352
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA	350,000	366,645
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	35,795
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	20,000	20,419
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aa3/AA*/AA@	50,000	51,436
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA	250,000	256,248
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa3/AA*/AA@	150,000	150,653
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3/AA@	100,000	100,987
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3/AA*/AA@	250,000	247,468
Phenix City AL Schools Warrants - Series B	5.000	08/01/2024	A*	200,000	205,900
Roanoke AL Warrants	4.450	05/01/2020	Aa3/AA*/AA@	150,000	152,157
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA	50,000	49,294
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*	300,000	304,142
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Aa3/AA@	100,000	98,526
Trussville AL Warrants	4.800	10/01/2021	Aa3/AA@	85,000	86,255
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aa3/AA*/AA@	70,000	70,475
University of AL General Revenue - Series A	5.000	07/01/2034	Aa3/AA*/AA@	100,000	100,411
University of AL General Revenue - Series A	5.000	07/01/2028	Aa3/AA-*/AA-	325,000	328,197
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A2/BBB@	370,000	378,262
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aaa/AAA*/AAA	300,000	313,734
					10,382,603

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
GENERAL OBLIGATION BONDS
10.46% of Net Assets
AL State - Series A	5.000%	06/01/2019	Aa3/AA*	$30,000	$30,738
AL State - Series A	5.000	06/01/2020	Aa3/AA*	100,000	102,197
AL State - Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,537
AL State - Series A	4.625	09/01/2022	Aa3/AA*	100,000	102,075
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	50,067
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,410
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	152,805
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	228,092
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	104,032
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	600,532
					1,416,485
PREREFUNDED BONDS
4.98% of Net Assets
AL State Docks Department Docks Facilities Revenue	5.500	10/01/2022	A2/AA*/AA@	110,000	113,154
Central Elmore AL Water & Sewer	5.000	07/01/2021	A2/AA*/AA@	100,000	104,148
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,519
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aa2/AA*/AA@	200,000	216,100
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aa3/AA*/AA@	30,000	31,892
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	A2/AAA*	85,000	86,608
Phenix City AL School Warrants	5.450	08/01/2016	Aa3/AA*/AA@	10,000	10,741
St Clair County AL Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA	10,000	10,300
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	Aa3/AA@	10,000	10,716
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aa3/AA-*	25,000	26,138
University AL University Revenue Hospital - Series A	5.400	09/01/2013	A2/AA*/AA@	50,000	53,208
					673,524
UNIVERSITY CONSOLIDATED EDUCATION & BUILDING
2.06% of Net Assets
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa2/AA	150,000	154,886
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	123,991
					278,877
PUBLIC FACILITIES REVENUE BONDS
1.51% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	194,910
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,132
					205,042
MUNICIPAL UTILITY REVENUE BONDS
.89% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,414
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	100,575
					120,989
INDUSTRIAL REVENUE BONDS
.76% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	77,728
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	25,692
					103,420
HOSPITAL AND HEALTHCARE REVENUE BONDS
.38% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	50,913
					50,913

Total Investments (cost $13,353,978)(See (a) below for further explanation) 97.74% of Net Assets					$13,231,853

*    Standard and Poor's Corporation
@   Fitch's Investors Service
       All other ratings by Moody's Investors Service, Inc.
NR Not Rated
#     Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$86,623
Unrealized depreciation	(208,748)
Net unrealized depreciation	$(122,125)

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $13,353,978)		$13,231,853
Cash		352,383
Interest receivable		197,624
Prepaid expenses		513
Total assets		13,782,373
LIABILITIES:
Payable for:
Investments purchased	154,470
Distributions to shareholders	42,096
Fund shares redeemed	42,257
Investment advisory fee	1,726
Transfer agent fee	2,342
Accrued expenses	2,016
Total liabilities		244,907
NET ASSETS:
Capital		13,686,275
Net accumulated realized loss on investment transactions		(26,684)
Net unrealized depreciation in value of investments		(122,125)
Net assets at value		$13,537,466
NET ASSET VALUE,offering price and redemption price per share
($13,537,466 -:- 1,184,478 shares outstanding; unlimited number
of shares authorized; no par value)		$11.43

STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$550,066
Expenses:
Investment advisory fee	61,870
Transfer agent fee	18,561
Custodian expense	4,800
Pricing fees	4,916
Professional fees	4,053
Trustee fees	1,411
Other expenses	8,794
Total expenses	104,405
Fees waived by Adviser	(43,902)
Custodian expense reduction	(4,800)
Net expenses	55,703
Net investment income	494,363
Realized and unrealized loss on investments:
Net realized loss	(16,730)
Net change in unrealized appreciation/depreciation	(150,480)
Net realized and unrealized loss on investments	(167,210)
Net increase in net assets resulting from operations	$327,153

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Increase in net assets:
Operations:
Net investment income	$494,363	$461,296
Net realized (loss)/gain on investments	(16,730)	19,580
Net change in unrealized appreciation /depreciation	(150,480)	33,183
Net increase in net assets resulting from operations	327,153	514,059
Distributions from capital gains	(23,016)	-
Distributions from net investment income	(494,363)	(461,296)
Net fund share transactions (Note 4)	1,917,363	1,003,649
Total increase	1,727,137	1,056,412
Net assets:
Beginning of year	11,810,329	10,753,917
End of year	$13,537,466	$11,810,329

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of year	$11.59	$11.52	$11.91	$11.45	$11.80
Income from investment operations:
Net investment income	0.46	0.47	0.47	0.48	0.51
Net gains/(losses) on securities,
both realized and unrealized	(0.14)	0.07	(0.39)	0.46	(0.35)
Total from investment operations	0.32	0.54	0.08	0.94	0.16
Less distributions:
Distributions from capital gains	(0.02)	-	-	-	-
Distributions from net investment income	(0.46)	(0.47)	(0.47)	(0.48)	(0.51)
Net asset value, end of year	$11.43	$11.59	$11.52	$11.91	$11.45
Total return	2.84%	4.70%	0.65%	8.36%	1.36%
Net assets, end of year (in thousands)	$13,537	$11,810	$10,754	$7,800	$5,273
Ratio of net expenses to average net assets (a)	0.45%	0.43%	0.46%	0.46%	0.40%
Ratio of net investment income to average net assets	4.00%	4.00%	3.97%	4.08%	4.36%
Portfolio turnover	8.46%	5.43%	7.72%	3.96%	16.43%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Expenses waived by Adviser and custodian/interest expense reductions were:
.35% and .04% for 2008; .37% and .04% for 2007; .38% and .05% for 2006; .36% and .08% for 2005; and .41% and .10% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
INSURED MUNICIPAL BONDS
66.58% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3/AA@	$1,240,000	$1,283,586
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	A2/AA@	1,290,000	1,343,587
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	A2/AA@	1,510,000	1,562,759
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,139,018
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	A2/A-*/A+@	9,595,000	8,944,459
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,181,559
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,370,900
Boone County KY Water - Florence	5.000	12/01/2015	A2/BBB@	1,000,000	1,041,340
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	A2/BBB	1,805,000	1,874,330
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	A2/BBB@	1,900,000	1,963,745
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	A2/BBB@	2,100,000	2,150,925
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/A-	5,330,000	4,955,408
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,482,041
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3/AA@	2,720,000	2,722,747
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa3/AA*/AA@	2,395,000	2,467,185
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3/AA*/AA@	4,175,000	4,294,572
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aaa/AA*/AA@	4,385,000	4,504,053
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,049,170
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aaa/AAA@	980,000	977,834
Carter County KY Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	988,349
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A2/AA*/AA@	1,580,000	1,640,593
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aa3/AA*/AA@	2,285,000	2,366,369
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,214,667
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,533,923
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,115,170
Franklin County School Building Revenue	4.750	05/01/2027	Aaa/AAA@	3,570,000	3,577,426
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	A2/AA*/AA@	510,000	510,107
Greater KY Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,343,140
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,215,000	1,227,332
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3/AA@	1,250,000	1,245,313
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	Aa3/AA*/AA@	3,450,000	3,481,464
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	Aa3/AA*/AA@	4,520,000	4,565,697
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	A2/AA*/AA@	8,675,000	8,761,750
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aaa/AAA*	3,770,000	3,803,704
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,028,750
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,054,500
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,483,825
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,531,721
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aaa/AAA*	5,025,000	5,161,680
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	A2/AA*/AAA@	2,940,000	2,971,311
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aaa/AA*/AA@	3,000,000	2,981,370
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3/AA@	4,055,000	4,182,530
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3/AA@	4,465,000	4,582,028
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3/AA@	4,665,000	4,775,094
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/AA*/AA@	2,000,000	2,077,220
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/AA*/AA@	5,600,000	5,752,880
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA*/AA@	5,880,000	6,023,178
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA*/AA@	1,000,000	1,020,230
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA*/AA@	6,000,000	6,424,020
KY Asset Liability Commission University of KY	5.000	10/01/2024	Aa3/AA*/AA@	5,445,000	5,590,708
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa3/AA*/AA@	6,090,000	6,207,050
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa3/AA-*/BBB@	8,075,000	8,306,833
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa3/AA-*/BBB@	7,405,000	7,608,341
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa3/AA-*/BBB	3,700,000	3,785,544
KY Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,524,630
KY Development Finance Authority-St Claire Medical	5.875	09/01/2013	AAA*/AA@	2,000,000	2,000,000
KY Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*/AA@	2,500,000	2,500,000
KY Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,554,665
KY Development Finance Authority-Appalachian Regional	5.850	10/01/2017	BB-*	1,000,000	963,940
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,347,522
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,000,440
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,481,722
KY State Property & Building #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,035,360
KY State Property & Building #76	5.500	08/01/2021	Aa3/AA*/AA@	1,400,000	1,535,800
KY State Property & Building #83	5.000	10/01/2013	Aa3/AA*/AA@	610,000	647,802
KY State Property & Building #83	5.000	10/01/2017	Aa3/AA*/AA@	5,000,000	5,315,550
KY State Property & Building #83	5.000	10/01/2018	Aa3/AA*/AA@	17,750,000	18,800,445
KY State Property & Building #83	5.250	10/01/2020	Aa3/AA*/AA@	24,220,000	26,009,374
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/AA-@	4,000,000	3,949,920
KY State Property & Building #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,077,680
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,410,823
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,374,035
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA*/AA@	10,000,000	10,611,700
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA*/AA@	17,500,000	18,386,200
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/AA-@	1,355,000	1,392,574
KY State Property & Building #89	5.000	11/01/2027	Aaa/AAA*/AAA@	4,900,000	5,022,990
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA*/AA@	2,940,000	3,183,991
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA*/AA@	1,000,000	1,076,740
KY State Property & Building #81	5.000	11/01/2017	Aa3/AA*/AA@	2,060,000	2,154,966

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
KY State Property & Building #81	5.000%	11/01/2018	Aa3/AA*/AA@	$1,720,000	$1,784,242
KY State Property & Building #81	5.000	11/01/2019	Aa3/AA*/AA@	2,385,000	2,469,453
KY State Property & Building #81	5.000	11/01/2020	Aa3/AA*/AA@	3,560,000	3,660,356
KY State Property & Building #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,008,954
KY State Turnpike Economic Development	5.150	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,036,240
KY State Turnpike Economic Development	5.000	07/01/2022	Aa3/AA+*/AA@	1,625,000	1,674,319
KY State Turnpike Economic Development	5.000	07/01/2023	Aa3/AA+*/AA@	4,325,000	4,456,264
KY State Turnpike Economic Development	5.000	07/01/2024	Aa3/AA+*/AA@	3,770,000	3,863,948
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*/AA@	2,000,000	2,041,420
KY State Turnpike Economic Development	5.000	07/01/2026	Aa3/AA+@/AA*	4,720,000	4,813,503
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/AA-@	1,665,000	1,715,666
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/AA-@	5,175,000	5,313,845
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/AA-@	4,000,000	4,064,400
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3/AA@	3,150,000	3,065,171
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aaa	1,000,000	1,004,290
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,819,461
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	1,983,615
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA@	3,270,000	3,359,762
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA@	3,230,000	3,314,368
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	AA-*/A+	2,500,000	2,525,800
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	AA-*/A+@	10,425,000	10,201,384
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	2,969,257
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,086,338
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,237,891
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,369,325
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,134,250
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	A2/AA*/AA@	7,000,000	7,232,470
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	5,185,000	5,347,861
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,828,239
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,332,184
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,224,170
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,499,774
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	Aa3/AA*/AA	2,030,000	2,064,348
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa2/AA+*/BBB@	7,165,000	7,360,390
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,787,000	5,147,940
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	A1/AA*/AA@	1,000,000	1,005,490
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	711,624
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3/Aa3*/AA@	1,400,000	1,439,620
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aa3/AA@	1,655,000	1,679,130
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa3/AA@	1,725,000	1,747,580
McCracken County KY School District Finance Corporation	5.000	07/01/2022	Aa3/AA@	4,000,000	4,082,760
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	Aa3/AA*/AA@	1,550,000	1,615,874
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,138,091
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,510,135
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,751,814
Northern KY University Certificate of Participation	5.000	12/01/2024	Aa3/AA@	2,000,000	2,023,620
Northern KY Water District	4.750	02/01/2019	A2/BBB@	1,000,000	1,020,090
Northern KY Water District	5.000	02/01/2020	A2/BBB@	3,080,000	3,150,840
Northern KY Water District	5.000	02/01/2021	A2/BBB@	2,635,000	2,688,543
Northern KY Water District	4.125	02/01/2021	A2/BBB@	1,380,000	1,280,363
Northern KY Water District	4.500	02/01/2022	A2	1,385,000	1,371,067
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	115,000	116,978
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,015,000	3,066,134
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3/AA@	1,815,000	1,864,749
Shelbyville KY Certificate of Participation	5.150	07/01/2018	A2/AA@	4,165,000	4,248,425
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,028,690
Taylor County Detention Facility	4.750	09/01/2027	Baa1	2,110,000	1,988,169
					489,132,588
PREREFUNDED BONDS
10.18% of Net Assets
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,264,452
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,069,487
Georgetown College Project - Series A	6.000	11/15/2016	BBB-*	1,000,000	1,079,710
Georgetown College Project - Series A	6.250	11/15/2020	BBB-*	4,000,000	4,341,600
KY Economic Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA*/AA@	1,375,000	1,469,531
KY Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,131,520
KY Development Finance Authority -Catholic Health	5.250	09/01/2021	Aa2/AA*/AA@	2,000,000	2,122,540
KY State Property & Building #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,256,454
KY State Property & Building #85	5.000	08/01/2022	Aaa/AAA*/AAA@	8,200,000	8,906,758
KY State Property & Building #85	5.000	08/01/2023	Aaa/AAA*/AAA@	12,500,000	13,577,375
KY State Property & Building #85	5.000	08/01/2024	Aaa/AAA*/AAA@	13,300,000	14,446,327
KY State Property & Building #85	5.000	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,430,950
KY State Property & Building #77	5.250	08/01/2015	Aa3/AAA*/AA@	1,140,000	1,239,921
KY State Property & Building #79	4.750	10/01/2023	Aa3/AA*/AA@	3,000,000	3,199,110
Knox County General Obligation	5.625	06/01/2036	A3/A-*/BB	2,490,000	2,795,000
Laurel County KY School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,342,850
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,197,889
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,946,658
					74,818,132

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2008
			Maturity			Market
Bond Description		Coupon	Date	Rating#	Par Value	Value
LEASE REVENUE BONDS
7.24% of Net Assets
Boone County KY School District Finance Corporation		5.000%	08/01/2019	Aa3	$1,040,000	$1,081,850
Boone County KY School District Finance Corporation		5.000	02/01/2022	Aa3	3,000,000	3,095,760
Bullitt County KY School District Finance Corporation		5.000	07/01/2021	Aa3	1,000,000	1,032,600
Danville KY Multi-City Lease Campbellsville Water & Sewer		3.500	07/01/2012	Baa1	1,950,000	1,955,772
Davies County KY School District Finance Corporation		5.000	06/01/2021	Aa3	1,155,000	1,194,374
Green County KY School District Finance Corporation		5.000	04/01/2021	Aa3	1,085,000	1,123,246
Greenup County KY School District Finance Corporation		4.650	03/01/2021	Aa3	1,650,000	1,712,469
Hopkins County KY School District Finance Corporation		5.125	06/01/2019	Aa3	4,120,000	4,296,954
KY Area Development Districts Financing Lease-Ewing	^	5.700	06/01/2015	AA*	1,500,000	1,614,135
KY Area Development Districts Financing Lease-Ewing	^	5.600	06/01/2022	AA*	1,055,000	1,103,604
KY Area Development Districts Financing Lease-Ewing	^	5.350	12/01/2022	AA*	2,560,000	2,613,325
KY Area Development Districts Financing Lease-Ewing	^	5.400	12/01/2021	AA*	710,000	733,835
KY Area Development Districts Financing Lease-Ewing	^	5.400	12/01/2021	AA*	1,095,000	1,125,857
KY Area Development Districts Financing Lease-Ewing	^	4.700	06/01/2024	AA*	2,625,000	2,564,494
KY Interlocal Transportation Equipment Lease Revenue		6.000	12/01/2020	Aa3/A+*	400,000	400,068
KY Infrastructure Authority - Series A		5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,028,370
KY Infrasturcture Authority - Series E		5.000	06/01/2017	Aa3/AA-*	1,035,000	1,045,433
KY State Property & Building #68		5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,557,840
KY State Property & Building #68		5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,646,025
KY State Property & Building #73		5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,605,330
Martin County KY School District Finance Corporation		5.375	09/01/2020	Aa3	1,100,000	1,150,985
Montgomery County KY School District Finance Corporation		4.375	04/01/2023	Aa3	3,105,000	3,076,496
Oldham County KY School District Finance Corporation		5.000	12/01/2021	Aa3	2,090,000	2,168,918
Pendleton County KY Multi-County Lease Revenue	^^	6.400	03/01/2019	A*	3,000,000	3,421,140
Pike County School District Finance Corporation		5.000	09/01/2016	Aa3	1,850,000	1,934,045
Pike County KY School District Finance Corporation		5.100	09/01/2020	Aa3	1,000,000	1,038,100
Scott County KY School District		5.000	03/01/2021	Aa3	1,240,000	1,289,129
Trigg County KY School District Finance Corporation		4.600	04/01/2018	Aa3	1,700,000	1,720,043
Whitley County KY School Finance		4.800	02/01/2021	Aa3	800,000	828,096
						53,158,293
ESCROWED TO MATURITY BONDS
5.82% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc		5.700	11/01/2009	Ba1	1,000,000	1,045,520
Danville KY Multi-City Lease Revenue-Hopkinsville		6.875	06/01/2012	Baa1	1,220,000	1,315,319
Jefferson County KY Health Facilities - Alliant Health		5.125	10/01/2018	A2/AA*/AA@	33,000,000	33,523,050
Jefferson County KY Health Facilities - Alliant Health		5.125	10/01/2017	A2/AA*	4,980,000	5,018,744
KY Development Finance Authority-Norton Health		6.125	10/01/2010	A-@	1,775,000	1,833,167
						42,735,800
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.9% of Net Assets
Florence KY Housing Facility Revenue		6.300	08/15/2019	NR	2,615,000	2,628,729
KY Housing Corporation		4.750	07/01/2032	Aaa/AAA*	1,265,000	1,192,414
KY Housing Corporation		4.850	01/01/2024	Aaa/AAA*	7,380,000	7,392,915
KY Housing Corporation		4.950	01/01/2033	Aaa/AAA*	6,280,000	6,183,602
KY Housing Corporation	**	4.900	07/01/2028	Aaa/AAA*	2,000,000	1,994,940
KY Housing Corporation	**	5.000	07/01/2033	Aaa/AAA*	1,900,000	1,891,925
						21,284,525
MUNICIPAL UTILITY REVENUE BONDS
1.65% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue		5.375	02/01/2020	AA-*	1,140,000	1,194,082
Louisville & Jefferson County KY Waterworks & Water System		5.000	11/15/2031	Aa1/AA+*	10,695,000	10,906,975
						12,101,057
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.52% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital		5.700	01/01/2011	A1/AA-*	1,200,000	1,213,128
KY Development Finance Authority - Green River		6.000	11/01/2010	Aaa	1,000,000	1,008,720
KY Development Finance Authority-Norton Health		6.125	10/01/2010	A-@	3,550,000	3,632,254
KY Development Finance Authority-Catholic Health		5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,013,930
Madison County KY Industrial Building Revenue - McCready Manor		5.500	06/01/2020	AA-*	1,785,000	1,800,208
Pike County KY Mortgage Revenue-Phelps Regional Health		5.650	09/20/2027	AAA*	2,435,000	2,468,335
						11,136,575
GENERAL OBLIGATION BONDS
1.49% of Net Assets
Bowling Green KY General Obligation		5.300	06/01/2018	Aa3	1,000,000	1,038,850
Bowling Green KY General Obligation		4.600	06/01/2018	Aa2	1,290,000	1,318,715
Hardin County KY General Obligation		5.125	06/01/2019	A1	2,255,000	2,304,700
Jefferson County KY - Series A		4.900	12/01/2018	Aa2/AA*	1,605,000	1,651,175
KY State Property & Building #62		4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,806,320
Louisville KY General Obligation		5.000	11/01/2019	Aa2/AA*	1,775,000	1,857,431
						10,977,191

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2008
		Maturity		Par	Market
Bond Description	Coupon	Date	Rating#	Value	Value
PUBLIC FACILITIES REVENUE BONDS
.57% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000%	09/01/2019	Aa3	$1,000,000	$1,044,120
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,822,520
Calloway County KY Public Property Corporation-Courthouse	5.625	03/01/2018	A*	1,000,000	1,020,170
Danville KY Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	335,000	335,285
					4,222,095
CERTIFICATES OF PARTICIPATION BONDS
.33% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,295,000	1,316,018
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,140,848
					2,456,866
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.29% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,127,738
					2,127,738

Total Investments (cost $724,193,047)(See (a) below for further explanation) 98.57% of Net Assets					$724,150,860

**	When-Issued security or extended settlement - see footnote 1(D)
*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at June 30, 2008.
^^
On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
Unrealized appreciation	$10,013,952
Unrealized depreciation	(10,056,139)
Net unrealized depreciation	$(42,187)

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $724,193,047)		$724,150,860
Cash		7,515,939
Receivable for fund shares purchased		150,000
Interest receivable		9,890,322
Total assets		741,707,121
LIABILITIES:
Payable for:
Investments purchased	3,900,000
Distributions to shareholders	2,727,124
Fund shares redeemed	73,181
Investment advisory fee	240,258
Transfer agent fee	72,324
Trustee fee	1,693
Accrued expenses	79,156
Total liabilities		7,093,736
NET ASSETS:
Capital		733,936,887
Net accumulated realized gain on investment transactions		718,685
Net unrealized depreciation in value of investments		(42,187)
Net assets at value		$734,613,385
NET ASSET VALUE, offering price and redemption price per share
($734,613,385 -:- 99,464,256 shares outstanding; unlimited number
of shares authorized; no par value)		$7.39

STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$32,191,309
Expenses:
Investment advisory fee	2,867,522
Transfer agent fee	860,579
Custodian expense	34,392
Professional fees	164,041
Trustee fees	81,871
Postage expense	35,000
Printing expense	55,000
Other expenses	45,641
Total expenses	4,144,046
Custodian expense reduction	(34,392)
Net expenses	4,109,654
Net investment income	28,081,655
Realized and unrealized gain on investments:
Net realized gain	1,038,498
Net change in unrealized appreciation/depreciation	(5,383,417)
Net realized and unrealized loss on investments	(4,344,919)
Net increase in net assets resulting from operations	$23,736,736

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Increase in net assets:
Operations:
Net investment income	$28,081,655	$27,771,550
Net realized gain on investments	1,038,498	596,796
Net change in unrealized appreciation/depreciation	(5,383,417)	2,175,301
Net increase in net assets resulting from operations	23,736,736	30,543,647
Distributions from net investment income	(28,081,655)	(27,771,550)
Distributions from capital gains	(9,603)	(649,014)
Net fund share transactions (Note 4)	36,495,116	13,421,142
Total increase	32,140,594	15,544,225
Net assets:
Beginning of year	702,472,791	686,928,566
End of year	$734,613,385	$702,472,791

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008		2007	2006	2005	2004

Net asset value, beginning of year	$7.43		$7.40	$7.67	$7.49	$7.73
Income from investment operations:
Net investment income	0.29		0.30	0.30	0.32	0.33
Net gains/(losses) on securities,
both realized and unrealized	(0.04)		0.04	(0.27)	0.18	(0.24)
Total from investment operations	0.25		0.34	0.03	0.50	0.09
Less distributions:
Distributions from net investment income	(0.29)		(0.30)	(0.30)	(0.32)	(0.33)
Distributions from capital gains	-	(b)	(0.01)	-	-	-
Net asset value, end of year	$7.39		$7.43	$7.40	$7.67	$7.49
Total return	3.47%		4.51%	0.41%	6.79%	1.23%
Net assets, end of year (in thousands)	$734,613		$702,473	$686,929	$683,296	$614,357
Ratio of net expenses to average net assets (a)	0.58%		0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	3.94%		3.94%	4.00%	4.20%	4.37%
Portfolio turnover	5.69%		6.76%	17.60%	19.38%	7.89%
(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Percentages before custodian/interest expense reductions were:
.58% for 2008; .58% for 2007; .59% for 2006; .60% for 2005; and .60% for 2004.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2008
			Maturity			Market
Bond Description		Coupon	Date	Rating#	Par Value	Value
INSURED MUNICIPAL BONDS
59.07% of Net Assets
Boone-Florence Water Supply System Revenue		4.300%	12/01/2011	A2/BBB@	$505,000	$518,226
Carrollton & Henderson Ky Public Energy Authority Gas		5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,700,991
Eastern KY University Consolidated Education Building		4.300	05/01/2009	A2/A*/BBB@	500,000	508,930
Hardin County KY Hospital Revenue Refunding		3.500	10/01/2010	Aa3/AA@	1,050,000	1,060,856
Jefferson County KY Health Facility University Medical Center		5.000	07/01/2008	A2/AA*/AA@	300,000	300,027
Kentucky Asset Liability Project Notes		5.000	09/01/2017	Aa3/AA*/AA@	1,000,000	1,076,070
KY Asset Liability Project Notes		5.000	09/01/2016	Aa3/AA*/AA@	2,000,000	2,124,360
KY Asset Liability University of Kentucky Project Notes		5.000	10/01/2016	Aa3/AA-*/BBB@	1,250,000	1,331,988
KY Economic Development Finance Authority Appalachian Hospital		5.700	10/01/2010	BB-*	1,000,000	999,480
KY State Property & Building #87		5.000	03/01/2020	Aa3/A+*/AA-@	3,000,000	3,117,420
KY State Property & Building #69		5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,668,923
KY State Property & Building #65		5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	766,200
KY State Property & Building #82		5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,182,200
KY State Property & Building #82		5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,094,190
KY State Property & Building #74		5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,058,798
KY State Property & Building #83		5.000	10/01/2019	Aa3/AA*/AA@	1,750,000	1,851,850
KY State Turnpike Authority Economic Development		5.000	07/01/2017	Aa3/AA+*/AA@	2,570,000	2,735,456
Northern KY Water Services District Water District Revenue		4.750	02/01/2011	Aaa	1,025,000	1,036,265
Oldham County School Building Corporation		4.375	06/01/2018	Aaa/AAA@	2,570,000	2,614,591
Warren County KY School District Finance Corporation		4.000	02/01/2015	Aa3/AA@	785,000	792,222
Warren County KY School District Finance Corporation		4.000	02/01/2016	Aa3/AA@	1,330,000	1,334,283
						31,873,326
LEASE REVENUE BONDS
15.39% of Net Assets
KY Area Development District Financing City of Ewing	^	5.100	06/01/2010	AA*	560,000	572,382
KY Infrastructure Authority Government Agency Program S:K		4.000	08/01/2010	AA*	1,000,000	1,025,350
KY Infractructure Authority - Series A		5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,078,960
KY Infrastructure Authority		5.250	08/01/2013	AA*	1,185,000	1,283,106
KY State Property & Building #71		5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,029
KY State Property & Building #60		5.500	10/01/2008	Aa3/A+*/AA-@	500,000	504,590
KY State Property & Building #73		3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,005,410
KY State Property & Building #73		5.250	11/01/2011	Aa3/A+*/AA-@	750,000	795,075
KY State Property & Building #73		5.250	11/01/2009	Aa3/A+*/AA-@	540,000	558,430
Madison County KY School District Finance Corporation Revenue		3.500	05/01/2013	Aa3	470,000	469,568
						8,302,900
PREREFUNDED BONDS
8.07% of Net Assets
KY Economic Development Finance Authority Catholic Health		5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,221,443
KY Economic Development Finance Authority Catholic Health		5.750	12/01/2015	Aa2/AA	2,000,000	2,131,520
						4,352,963
GENERAL OBLIGATION BONDS
5.15% of Net Assets
Jefferson County KY General Obligation		5.500	08/15/2010	Aa2/AA*	2,635,000	2,777,896
						2,777,896
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.35% of Net Assets
KY Economic Development Finance Authority-Catholic Health		4.250	10/01/2009	A1/AA-*/AA-@	255,000	259,730
KY Economic Development Finance Authority-Catholic Health		4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,025,480
KY Economic Development Finance Authority Norton Health		6.125	10/01/2010	A-@	510,000	521,817
						1,807,027
ESCROWED TO MATURITY BONDS
2.28% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project		5.700	11/01/2009	Ba1	500,000	522,760
KY Economic Development Finance Authority Norton Health		6.125	10/01/2010	NR	255,000	263,357
KY State Property & Building #71		5.500	08/01/2008	Aa3/AAA*	440,000	441,346
						1,227,463
MUNICIPAL UTILITY REVENUE BONDS
1.92% of Net Assets
Louisville KY Waterworks Board Water System Revenue		4.500	11/15/2010	Aa1/AA*	1,000,000	1,036,900
						1,036,900

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
CERTIFICATES OF PARTICIPATION BONDS
1.42% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750%	03/01/2015	Aa3	$770,000	$767,266
					767,266
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.39% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	751,312
					751,312

Total Investments (cost $52,316,590)(See (a) below for further explanation) 98.04% of Net Assets					$52,897,053

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at June 30, 2008.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
Unrealized appreciation	$582,429
Unrealized depreciation	(1,966)
Net unrealized appreciation	$580,463

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $52,316,590)		$52,897,053
Cash		417,706
Interest receivable		731,479
Total assets		54,046,238
LIABILITIES:
Payable for:
Distributions to shareholders	46,967
Fund shares redeemed	1,835
Investment advisory fee	22,136
Transfer agent fee	4,942
Trustee fee	3,941
Accrued expenses	11,648
Total liabilities		91,469
NET ASSETS:
Capital		55,021,987
Net accumulated realized loss on investment transactions		(1,647,681)
Net unrealized appreciation in value of investments		580,463
Net assets at value		$53,954,769
NET ASSET VALUE, offering price and redemption price per share
($53,954,769 -:- 10,459,379 shares outstanding; unlimited number
of shares authorized; no par value)		$5.16

STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$2,286,897
Expenses:
Investment advisory fee	285,798
Transfer agent fee	74,592
Custodian expense	4,800
Professional fees	18,645
Trustee fees	6,672
Postage expense	10,000
Printing expense	10,000
Other expenses	5,711
Total expenses	416,218
Custodian expense reduction	(4,800)
Net expenses	411,418
Net investment income	1,875,479
Realized and unrealized gain/(loss) on investments:
Net realized loss	(243,913)
Net change in unrealized appreciation/depreciation	661,855
Net realized and unrealized gain on investments	417,942
Net increase in net assets resulting from operations	$2,293,421

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Decrease in net assets:
Operations:
Net investment income	$1,875,479	$2,257,746
Net realized loss on investments	(243,913)	(356,429)
Net change in unrealized appreciation/depreciation	661,855	460,535
Net increase in net assets resulting from operations	2,293,421	2,361,852
Distributions from net investment income	(1,875,479)	(2,257,746)
Net fund share transactions (Note 4)	(7,765,183)	(22,850,206)
Total decrease	(7,347,241)	(22,746,100)
Net assets:
Beginning of year	61,302,010	84,048,110
End of year	$53,954,769	$61,302,010

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of year	$5.13	$5.14	$5.28	$5.27	$5.44
Income from investment operations:
Net investment income	0.17	0.17	0.15	0.15	0.16
Net gains/(losses) on securities,
both realized and unrealized	0.03	(0.01)	(0.14)	0.01	(0.17)
Total from investment operations	0.20	0.16	0.01	0.16	(0.01)
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.15)	(0.15)	(0.16)
Net asset value, end of year	$5.16	$5.13	$5.14	$5.28	$5.27
Total return	3.94%	3.10%	0.22%	3.11%	(0.19%)
Net assets, end of year (in thousands)	$53,955	$61,302	$84,048	$97,941	$97,571
Ratio of net expenses to average net assets (a)	0.72%	0.72%	0.71%	0.69%	0.68%
Ratio of net investment income to average net assets	3.28%	3.25%	2.92%	2.87%	2.98%
Portfolio turnover	14.17%	4.87%	17.86%	9.51%	18.63%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Percentages before custodian/interest expense reductions were:
.73% for 2008; .72% for 2007; .72% for 2006; .71% for 2005; and .72% for 2004.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2008
			Maturity			Market
Bond Description		Coupon	Date	Rating#	Par Value	Value
INSURED MUNICIPAL BONDS
74.72% of Net Assets
De Soto County MS School District		4.500%	04/01/2016	Aaa/AAA*/AAA@	$30,000	$30,812
Gautier MS Utility District Utility System Revenue		5.125	03/01/2018	BBB@	75,000	76,692
Hinds County MS Revenue Refunding-MS Methodist Hospital		5.600	05/01/2012	Aa3/AA*/AA@	20,000	20,841
Jackson MS Municipal Airport Authority		5.000	10/01/2031	Aa3/AA@	320,000	312,662
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	Aa3/AA*/AA@	120,000	131,132
MS Business Finance Corporation MS Pollution Control Revenue		4.600	04/01/2022	Aa3/AA*/AA@	100,000	100,029
MS Development Bank Special Obligation Capital Project		5.000	07/01/2031	Aa3/AA*/AA@	75,000	74,796
MS Development Bank Special Obligation Meridian Community		5.500	07/01/2016	Aa3/AA*/AA@	30,000	30,001
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA*/AA@	125,000	127,846
MS Development Bank Special Obligation Multi-Purpose		5.000	07/01/2021	Aaa/AAA*/AAA@	50,000	51,033
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aaa/AAA*/AAA@	40,000	40,526
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	Aa3/AA*/AA@	50,000	51,415
MS Development Bank Special Obligation Lee County School		4.500	09/01/2021	Aa3/AA@	100,000	100,145
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	Aa3/AA*/AA@	325,000	333,018
MS Development Bank Special Obligation Capital Projects	^^	5.875	07/01/2024	Aa3/AA*/AA@	55,000	57,176
MS Development Bank Special Obligation Capital Projects	^^	5.000	07/01/2024	Aa3/AA*/AA@	370,000	361,242
MS Development Bank Special Obligation Combination		5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	103,758
MS Development Bank Special Obligation Municipal Energy		5.000	03/01/2031	Baa2/BBB-*	100,000	90,088
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	Aa3/AA*/AA@	150,000	152,073
MS State Refunding Notes Projects - Series C		5.000	12/01/2022	Aa3/AA*/AA@	200,000	207,390
MS State University Educational Building Corporate Revenue		5.500	08/01/2014	Aa3/AA@	75,000	79,237
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	A1/AA*	350,000	357,522
Olive Branch MS Public Improvement		4.125	06/01/2022	Aa3/AA@	100,000	94,758
Olive Branch MS Water & Sewer Revenue		4.500	03/01/2014	Aaa/AAA*/AAA@	30,000	31,045
Pearl River County MS Certificate of Participation		4.500	04/01/2021	A2	200,000	203,498
University Southern MS Education Building - Series A		5.000	03/01/2022	Aaa/AAA*/AAA@	100,000	103,797
						3,322,532
GENERAL OBLIGATION BONDS
15.76% of Net Assets
Hinds County MS School District		4.750	03/01/2015	NR	50,000	50,678
Jackson MS Redevelopment Authority Urban Renewal Revenue		5.600	11/01/2021	A2	20,000	20,710
MS Development Bank Special Obligation Public Improvement		4.750	12/01/2019	BBB+*	145,000	141,746
MS State General Obligation		5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,685
Mississippi State General Obligation - Series A		5.500	12/01/2015	Aa3/AA*/AA@	100,000	111,034
MS State Refunding - Series A		5.250	11/01/2019	Aa3/AA*/AA@	325,000	355,508
Richland MS Tax Increment		5.600	06/01/2013	NR	10,000	10,490
						700,851
PREREFUNDED BONDS
6.00% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A		5.900	10/01/2019	NR*/NR@	35,000	36,608
MS Development Bank Special Obligation Madison County		5.250	06/01/2023	Aa3	50,000	54,086
MS Development Bank Special Obligation Southaven		6.200	03/01/2020	A*	10,000	10,288
MS Development Bank Special Obligation Adams County Juvenile		5.900	07/01/2017	A*	10,000	10,391
MS Development Bank Special Obligation Natchez Convention		5.800	07/01/2019	Aa3/AA*/AA@	25,000	27,999
MS Development Bank Special Obligation Gulfport Combined Water		5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	11,022
MS Development Bank Special Obligation Desoto County		5.900	07/01/2021	Aa3/AA*/AA@	5,000	5,410
MS Development Bank Special Obligation Rankin County		5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,529
MS Hospital Equipment and Facilities Forrest County		5.500	01/01/2024	Aaa/AAA*/AAA@	45,000	47,853
Ms Development BK Special Obligation Culkin Water District		5.800	07/01/2018	Aa3/AA*/AA@	25,000	25,989
Southern MS University Educational Building Corporation		5.750	03/01/2021	Aa3/AA@	10,000	10,784
Walnut Grove MS Correctional Authority Certificate of Participation		6.000	11/01/2019	Aa3/AA*/AA@	15,000	16,043
						267,002
ESCROWED TO MATURITY BONDS
1.21% of Net Assets
Harrison County MS Wastewater Management District		5.000	02/01/2015	Baa1/Aaa	25,000	26,914
MS Gulf Coast Regional Wastewater Treatment Facilities		7.000	07/01/2012	AAA*	25,000	26,962
						53,876

Total Investments (cost $4,401,514) (See (a) below for further explanation) 97.69% of Net Assets						$4,344,261

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^^
On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
Unrealized appreciation	$51,866
Unrealized depreciation	(109,119)
Net unrealized depreciation	$(57,253)

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $4,401,514)		$4,344,261
Cash		58,849
Interest receivable		68,420
Prepaid expenses		80
Total assets		4,471,610
LIABILITIES:
Payable for:
Distributions to shareholders	10,784
Fund shares redeemed	10,209
Investment advisory fee	87
Transfer agent fee	2,224
Accrued expenses	1,536
Total liabilities		24,840
NET ASSETS:
Capital		4,519,168
Net accumulated realized loss on investment transactions		(15,145)
Net unrealized depreciation in value of investments		(57,253)
Net assets at value		$4,446,770
NET ASSET VALUE, offering price and redemption price per share
($4,446,770 -:- 401,510 shares outstanding; unlimited number
of shares authorized; no par value)		$11.08

STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$214,141
Expenses:
Investment advisory fee	23,963
Transfer agent fee	7,189
Custodian expense	4,800
Pricing fees	4,205
Professional fees	1,898
Trustee fees	563
Registration fees	2,763
Other expenses	3,131
Total expenses	48,512
Fees waived by Adviser	(22,142)
Custodian expense reduction	(4,800)
Net expenses	21,570
Net investment income	192,571
Realized and unrealized loss on investments:
Net realized loss	(4,826)
Net change in unrealized appreciation/depreciation	(50,753)
Net realized and unrealized loss on investments	(55,579)
Net increase in net assets resulting from operations	$136,992

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Decrease/Increase in net assets:
Operations:
Net investment income	$192,571	$211,237
Net realized loss on investments	(4,826)	(9,775)
Net change in unrealized appreciation/depreciation	(50,753)	16,180
Net increase in net assets resulting from operations	136,992	217,642
Distributions from net investment income	(192,571)	(211,237)
Distributions from ordinary income/capital gains	(607)	(22,573)
Net fund share transactions (Note 4)	(600,417)	149,254
Total (decrease)/increase	(656,603)	133,086
Net assets:
Beginning of year	5,103,373	4,970,287
End of year	$4,446,770	$5,103,373

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008		2007	2006	2005	2004

Net asset value, beginning of year	$11.24		$11.25	$11.84	$11.34	$11.74
Income from investment operations:
Net investment income	0.45		0.45	0.46	0.47	0.48
Net gains/(losses) on securities,
both realized and unrealized	(0.16)		0.04	(0.54)	0.50	(0.40)
Total from investment operations	0.29		0.49	(0.08)	0.97	0.08
Less distributions:
Distributions from net investment income	(0.45)		(0.45)	(0.46)	(0.47)	(0.48)
Distributions from capital gains	-	(b)	(0.05)	(0.05)	-	-
Net asset value, end of year	$11.08		$11.24	$11.25	$11.84	$11.34
Total return	2.64%		4.39%	(0.76)%	8.66%	0.72%
Net assets, end of year (in thousands)	$4,447		$5,103	$4,970	$4,786	$3,146
Ratio of net expenses to average net assets (a)	0.45%		0.45%	0.46%	0.41%	0.40%
Ratio of net investment income to average net assets	4.02%		3.98%	3.95%	3.99%	4.16%
Portfolio turnover	2.79%		11.57%	16.33%	8.91%	0.18%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Expenses waived by Adviser and custodian/interest expense reductions were:
.46% and .10% for 2008; .43% and .09% for 2007; .44% and .10% for 2006; .45% and .12% for 2005; and .46% and .17% for 2004, respectively.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
INSURED MUNICIPAL BONDS
69.05% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa3/AA*	$1,000,000	$998,710
Burke County NC Certificate of Participation	5.000	04/01/2023	Aa3/AA*/AA@	1,000,000	1,019,230
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aaa/AAA*/AAA@	1,000,000	1,035,560
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aa3/AA@	500,000	509,360
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/AA*/AA@	1,000,000	1,039,590
Charlotte NC Airport Revenue	5.000	07/01/2026	Aa3/AA*/AA@	1,000,000	1,004,310
Charlotte NC Airport Revenue	5.000	07/01/2025	Aa3/AA*/AA@	1,000,000	1,010,100
Cumberland County NC Certificate of Participation Civic Center	5.000	12/01/2018	Aa3/AA*/AA@	500,000	506,765
Dare County NC Utility System Revenue	5.250	06/01/2018	A1/AA*/AA@	250,000	255,023
Dare County NC Certificate of Participation	5.125	06/01/2018	Aa3/AA*/AA@	500,000	521,695
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/AA*/AA@	1,000,000	1,023,590
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/AA*/AA@	1,690,000	1,715,316
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,540,328
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA@	1,000,000	1,015,550
Iredell County NC Certificate of Participation Public Facilities	5.250	10/01/2020	Aa3/AA@	1,000,000	1,053,300
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA*/AA@	1,000,000	1,025,590
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aaa/AAA*	500,000	513,790
Lee County NC Certificate of Participation	5.000	04/01/2025	Aaa/AAA*	550,000	566,066
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	100,747
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	Aa3/AA*/AA@	1,680,000	1,688,064
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/AA*/AA@	1,175,000	1,199,017
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aa2/AA*/AA@	1,000,000	1,029,360
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	604,254
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	620,676
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,036,940
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1/BBB@	150,000	150,069
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/BBB@	1,000,000	1,077,510
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aa3/AA*/AA@	1,000,000	1,093,900
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aa3/AA*/AA@	1,000,000	982,680
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/AA*/AA@	1,000,000	1,029,020
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aaa/AAA*/AAA@	1,000,000	1,032,370
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aa3/AA*/AA@	500,000	511,330
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aa3/AA*/AA@	500,000	505,050
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aa3/AA*/AA@	5,000	5,002
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aa3/AA*/AA@	50,000	50,158
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,037,170
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,023,030
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3/AA@	1,000,000	1,000,640
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aaa/AAA*/AAA@	1,250,000	1,296,375
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aaa/AAA*	1,000,000	1,025,280
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aa3/AA*/AA@	500,000	511,805
University of NC System Pool Revenue	5.000	04/01/2019	Aa3/AA@	1,000,000	1,041,480
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	A-*/BBB@	1,000,000	1,014,430
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*/BBB@	580,000	583,741
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aaa	1,000,000	1,029,860
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aa3/AA*/AA@	1,500,000	1,504,275
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa3/AA*/AA@	500,000	507,164
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aaa/AAA*/AAA@	780,000	806,403
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aaa/AAA*/AAA@	750,000	764,985
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aaa/AAA*/AAA@	1,355,000	1,366,463
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	506,550
					45,089,671
CERTIFICATES OF PARTICIPATION BONDS
14.99% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	670,176
Charlotte NC Certificate of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,027,390
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,488,494
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	790,151
Charlotte NC Certificate of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,043,930
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,065
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	562,667
Mecklenburg County NC Certificates of Participation SeriesB	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,019,790
Mooresville NC Certificates of Participation	5.000	09/01/2032	A+*	1,000,000	992,990
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,534,545
Winston Salem NC Certificates of Participation Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	653,518
					9,788,716
PREREFUNDED BONDS
3.73% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	743,519
Charlotte NC Certificate of Participation Convention Facility	5.500	12/01/2020	Aa2/AA+*	700,000	750,778
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	Aaa/BBB*/BBB+@	805,000	940,457
					2,434,754
LEASE REVENUE BONDS
2.71% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	738,330
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,031,110
					1,769,440

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
GENERAL OBLIGATION BONDS
2.48% of Net Assets
Cary NC General Obligation	5.000%	03/01/2019	Aaa/AAA*/AAA@	$1,000,000	$1,047,440
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	233,066
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	335,875
					1,616,381
MUNICIPAL UTILITY REVENUE BONDS
2.36% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AA+*	520,000	549,734
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	991,495
					1,541,229
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.69% of Net Assets
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,029,630
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	45,839
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1	25,000	25,340
					1,100,809
ESCROWED TO MATURITY BONDS
.52% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	339,498
					339,498
STATE AND LOCAL MORTGAGE REVENUE BONDS
.31% of Net Assets
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	30,000	30,017
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,031
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	40,000	40,402
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,015
					205,465

Total Investments (cost $64,437,861) (See (a) below for further explanation) 97.84% of Net Assets					$63,885,963

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
Unrealized appreciation	$670,789
Unrealized depreciation	(1,222,687)
Net unrealized depreciation	$(551,898)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $64,437,861)		$63,885,963
Cash		922,297
Interest receivable		759,940
Prepaid expenses		3,074
Total assets		65,571,274
LIABILITIES:
Payable for:
Distributions to shareholders	151,485
Fund shares redeemed	74,310
Investment advisory fee	28,310
Transfer agent fee	7,303
Accrued expenses	9,923
Total liabilities		271,331
NET ASSETS:
Capital		66,313,922
Net accumulated realized loss on investment transactions		(462,081)
Net unrealized depreciation in value of investments		(551,898)
Net assets at value		$65,299,943
NET ASSET VALUE, offering price and redemption price per share
($65,299,943 -:- 6,150,246 shares outstanding; unlimited number
of shares authorized; no par value)		$10.62
STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$2,715,517
Expenses:
Investment advisory fee	303,230
Transfer agent fee	78,775
Custodian expense	4,800
Professional fees	13,103
Trustee fees	6,893
Other expenses	31,001
Total expenses	437,802
Custodian expense reduction	(4,800)
Net expenses	433,002
Net investment income	2,282,515
Realized and unrealized gain/(loss) on investments:
Net realized gain	225,541
Net decrease in unrealized appreciation	(1,039,402)
Net realized and unrealized loss on investments	(813,861)
Net increase in net assets resulting from operations	$1,468,654

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Increase in net assets:
Operations:
Net investment income	$2,282,515	$1,980,016
Net realized gain on investments	225,541	86,767
Net change in unrealized appreciation/depreciation	(1,039,402)	(161,744)
Net increase in net assets resulting from operations	1,468,654	1,905,039
Distributions from net investment income	(2,282,515)	(1,980,016)
Net fund share transactions (Note 4)	11,119,539	6,298,775
Total increase	10,305,678	6,223,798
Net assets:
Beginning of year	54,994,265	48,770,467
End of year	$65,299,943	$54,994,265

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of year	$10.74	$10.74	$11.10	$10.78	$11.12
Income from investment operations:
Net investment income	0.41	0.41	0.42	0.44	0.44
Net gains/(losses) on securities,
both realized and unrealized	(0.12)	- (b)	(0.36)	0.32	(0.34)
Total from investment operations	0.29	0.41	0.06	0.76	0.10
Less distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.42)	(0.44)	(0.44)
Net asset value, end of year	$10.62	$10.74	$10.74	$11.10	$10.78
Total return	2.69%	3.85%	0.59%	7.13%	0.95%
Net assets, end of year (in thousands)	$65,300	$54,994	$48,770	$44,739	$38,791
Ratio of net expenses to average net assets (a)	0.71%	0.73%	0.72%	0.69%	0.69%
Ratio of net investment income to average net assets	3.76%	3.79%	3.89%	3.97%	4.05%
Portfolio turnover	11.03%	5.20%	12.73%	7.96%	10.51%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Percentages before custodian/interest expense reductions were:
.72% for 2008; .74% for 2007; .74% for 2006; .72% for 2005; and .72% for 2004.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
INSURED MUNICIPAL BONDS
66.46% of Net Assets
Catawba County NC Certificate of Participation	5.250%	06/01/2016	Aa3	$125,000	$133,159
Catawba County NC Certificate of Participation	5.250	06/01/2018	Aa3	125,000	131,676
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aa3/AA*	200,000	210,404
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	102,086
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	1,000,000	1,058,180
Davie County NC Community College	4.000	06/01/2013	Aaa/AA*/AA@	250,000	254,013
Greenville NC Certificate of Participation Public Facilities	4.600	06/01/2011	A1/AA*	100,000	101,009
Harnett County NC Certificate of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	249,005
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	Aa3/AA*/AA@	635,000	670,858
Henderson County NC Certificates of Participation-Series A	5.250	05/01/2020	Aa3/AA*/AA@	300,000	312,378
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	Aa3/AA*/AA@	425,000	448,571
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	200,455
Lee County NC Certificate of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	227,296
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	BBB-*	385,000	397,339
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	A1/AA*/AA@	100,000	102,229
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,180,663
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	A*	100,000	100,199
NC Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	Baa1/BBB*/BBB+@	120,000	121,997
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aaa/AAA*/AAA@	250,000	264,368
NC Municipal Power Agency Number 1 Catawba Electric	6.000	01/01/2010	A2/AA*/AA@	200,000	209,082
NC Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	AA*	35,000	35,018
NC Medical Community Hospital Wayne Memorial	4.750	10/01/2011	Aa3/AA@	350,000	354,516
Pitt County NC Certificate of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	103,200
Union County NC Certificate of Participation	5.000	06/01/2020	Aa3/AA*/AA@	250,000	259,591
University NC System Pool Revenue	5.000	10/01/2009	A2/AA*/AA@	170,000	172,982
					7,400,274
CERTIFICATES OF PARTICIPATION BONDS
12.37% of Net Assets
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	261,678
Chapel Hill NC Certificate of Participation Operations Center	5.250	06/01/2019	Aa1/AA*	260,000	278,495
Durham NC Certificate of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	310,782
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA*/AA@	500,000	525,820
					1,376,775
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.70% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	208,464
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	147,449
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	278,550
					634,463
GENERAL OBLIGATION BONDS
5.28% of Net Assets
NC State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	154,398
NC State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	50,847
NC Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	117,417
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	264,943
					587,605
LEASE REVENUE BONDS
3.96% of Net Assets
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	75,759
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa3/AA+*/AA+@	250,000	263,010
Winston-Salem NC Certificate of Participation	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	101,747
					440,516
PREREFUNDED BONDS
2.15% of Net Assets
Piedmont Triad NC Airport Authority Revenue	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	208,790
University NC System Pool Revenue - Series B	5.000	10/01/2009	A2/AA*	30,000	30,519
					239,309
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.84% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	205,243
					205,243

Total Investments (cost $10,848,888) (See (a) below for further explanation) 97.76% of Net Assets					$10,884,185

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
Unrealized appreciation	$35,297
Unrealized depreciation	0
Net unrealized appreciation	$35,297

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $10,848,888)		$10,884,185
Cash		151,222
Interest receivable		123,200
Total assets		11,158,607
LIABILITIES:
Payable for:
Distributions to shareholders	9,085
Fund shares redeemed	206
Investment advisory fee	4,471
Transfer agent fee	1,354
Trustee fee	13
Accrued expenses	9,213
Total liabilities		24,342
NET ASSETS:
Capital		11,263,305
Net accumulated realized loss on investment transactions		(164,337)
Net unrealized appreciation in value of investments		35,297
Net assets at value		$11,134,265
NET ASSET VALUE, offering price and redemption price per share
($11,134,265 -:- 1,073,705 shares outstanding; unlimited number
of shares authorized; no par value)		$10.37

STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$440,136
Expenses:
Investment advisory fee	57,099
Transfer agent fee	17,130
Custodian expense	4,800
Professional fees	6,330
Trustee fees	1,319
Postage expense	3,600
Printing expense	4,300
Other expenses	4,202
Total expenses	98,780
Custodian expense reduction	(4,800)
Net expenses	93,980
Net investment income	346,156
Realized and unrealized gain/(loss) on investments:
Net realized loss	(3,206)
Net change in unrealized appreciation/depreciation	94,723
Net realized and unrealized gain on investments	91,517
Net increase in net assets resulting from operations	$437,673

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Decrease in net assets:
Operations:
Net investment income	$346,156	$369,700
Net realized loss on investments	(3,206)	(49,085)
Net change in unrealized appreciatio/depreciation	94,723	54,347
Net increase in net assets resulting from operations	437,673	374,962
Distributions from net investment income	(346,156)	(369,700)
Distributions from realized gains	-	(2,550)
Net fund share transactions (Note 4)	(238,715)	(1,907,965)
Total decrease	(147,198)	(1,905,253)
Net assets:
Beginning of year	11,281,463	13,186,716
End of year	$11,134,265	$11,281,463

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of year	$10.30	$10.31	$10.60	$10.57	$10.85
Income from investment operations:
Net investment income	0.32	0.32	0.30	0.30	0.32
Net gains/(losses) on securities,
both realized and unrealized	0.07	(0.01)	(0.29)	0.03	(0.28)
Total from investment operations	0.39	0.31	0.01	0.33	0.04
Less distributions:
Distributions from capital gains	-	- (b)	-	-	-
Distributions from net investment income	(0.32)	(0.32)	(0.30)	(0.30)	(0.32)
Net asset value, end of year	$10.37	$10.30	$10.31	$10.60	$10.57
Total return	3.78%	2.97%	0.06%	3.14%	0.33%
Net assets, end of year (in thousands)	$11,134	$11,281	$13,187	$16,829	$15,695
Ratio of net expenses to average net assets (a)	0.82%	0.81%	0.74%	0.56%	0.51%
Ratio of net investment income to average net assets	3.03%	3.01%	2.83%	2.81%	2.94%
Portfolio turnover	23.91%	13.33%	19.07%	5.93%	8.37%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Expenses waived by Adviser and custodian/interest expense reductions were:
0% and .04% for 2008; 0% and .04% for 2007; .05% and.03% for 2006; .21% and .03% for 2005; and .25% and .05% for 2004, respectively.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
INSURED MUNICIPAL BONDS
60.25% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/AA-@	$1,500,000	$1,483,650
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa3/AA-*	750,000	691,868
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	BBB@	1,050,000	1,083,863
Blount County TN Building Authority Local Government	5.000	06/01/2032	Aa3/AA*	750,000	751,568
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	AAA*/AAA@	1,000,000	1,022,980
Clarksville TN Electric System Revenue	5.000	09/01/2022	A1	1,065,000	1,083,733
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1	1,250,000	1,220,775
Cleveland TN General Obligation - Series A	5.000	06/01/2027	A2	680,000	680,408
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,020,960
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aa3/AA@	1,235,000	1,267,271
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	Aa3/AA*/AA@	1,000,000	1,020,460
Giles County TN	4.500	02/01/2018	A2/BBB@	1,000,000	1,015,350
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	514,565
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	A+*/BBB@	1,000,000	1,011,220
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	A+*/BBB@	740,000	738,942
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3/AA@	1,410,000	1,424,805
Harpeth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aa3/BBB@	1,420,000	1,402,236
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aa3/AA*/AA@	200,000	204,774
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1	1,000,000	998,650
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,161,750
Kingsport TN Water & Sewer System	4.350	06/01/2017	A1/BBB@	710,000	714,658
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	435,000	447,680
Kingsport TN Industrial Development Board Multifamily	5.700	04/20/2038	AAA*	1,000,000	1,020,800
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	A2/AA*/AA@	10,000	10,828
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	450,000	460,917
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	A2/AA*/AA@	220,000	222,385
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa3/AA*/AA@	1,550,000	1,570,197
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa3/AA*/AA@	1,150,000	1,159,752
Marion County TN Schools	5.000	06/01/2025	A2/AA@	1,050,000	1,068,501
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa2/AA*/AA@	1,000,000	1,029,050
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa2/AA*/AA@	1,000,000	1,026,780
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	1,000,000
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,036,680
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa2/AA*/AA@	1,400,000	1,432,158
Montgomery County TN General Obligation	4.750	05/01/2020	Aa3/BBB@	1,000,000	1,019,640
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	258,417
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	A2/AA@	1,000,000	1,049,710
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aaa/AAA*	1,000,000	1,010,920
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,453,913
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	A2/AA*/AA@	505,000	512,080
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aaa/AAA*	1,000,000	1,015,840
Smith County TN General Obligation	5.000	04/01/2021	Aa3/AA@	720,000	754,243
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	A*/BBB+@	1,000,000	1,023,690
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	A*/BBB+@	2,500,000	2,540,775
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	A*/BBB+@	1,000,000	966,670
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aaa/AAA*/AAA@	675,000	680,028
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa2/AA*/AA@	1,395,000	1,441,370
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa2/AA*/AA@	1,440,000	1,483,574
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	A2	2,460,000	2,413,309
White House Utility District TN Water & Sewer	5.000	01/01/2028	A2/AA@	1,235,000	1,255,512
White House Utility District TN Water & Sewer	5.000	01/01/2030	A2/AA@	2,505,000	2,530,902
Wilson County TN Referendum General Obligation	5.000	04/01/2018	Aa3	1,000,000	1,054,930
					54,465,737
GENERAL OBLIGATION BONDS
14.30% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,034,220
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	801,577
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,535,749
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,060,560
Metro Government Nashville & Davidson County TN -Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,558,545
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*/AA@	1,000,000	1,041,450
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	507,230
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	680,927
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	783,908
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,458,282
Williamson County TN General Obligation	5.000	05/01/2022	Aa1	1,400,000	1,462,495
					12,924,943
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.82% of Net Assets
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	2,500,000	2,502,000
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,660,697
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,717,890
					8,880,587

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2008
		Maturity			Market
Bond Description	Coupon	Date	Rating#	Par Value	Value
STATE AND LOCAL MORTGAGE REVENUE
3.54% of Net Assets
TN Housing Development Agency Homeownership Program	5.500%	07/01/2020	Aa2/AA*	$335,000	$337,268
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	230,000	233,181
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	2,600,000	2,628,470
					3,198,919
LEASE REVENUE BONDS
3.02% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	252,508
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa2/AA*	1,000,000	989,740
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa2/AA*/AA@	1,500,000	1,485,810
					2,728,058
PREREFUNDED BONDS
2.34% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A2/AA*/AA@	2,000,000	2,049,260
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AA*/BBB@	60,000	70,004
					2,119,264
MUNICIPAL UTILITY REVENUE BONDS
2.03% of Net Assets
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	714,210
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,123,452
					1,837,662
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.88% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,700,629
					1,700,629
ESCROWED TO MATURITY BONDS
1.36% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,357
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	A2/AA*/AA@	1,000,000	1,020,360
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	200,000	200,336
					1,226,053

Total Investments (cost $90,244,588) (See (a) below for further explanation) 98.54% of Net Assets					$89,081,852

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
Unrealized appreciation	$516,081
Unrealized depreciation	(1,678,817)
Net unrealized depreciation	$(1,162,736)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $90,244,588)		$89,081,852
Cash		520,733
Prepaid expenses		3,677
Interest receivable		1,310,493
Total assets		90,916,755
LIABILITIES:
Payable for:
Distributions to shareholders	418,947
Fund shares redeemed	6,561
Investment advisory fee	37,066
Transfer agent fee	9,388
Accrued expenses	47,444
Total liabilities		519,406
NET ASSETS:
Capital		92,163,442
Net accumulated realized loss on investment transactions		(603,357)
Net unrealized depreciation in value of investments		(1,162,736)
Net assets at value		$90,397,349
NET ASSET VALUE, offering price and redemption price per share
($90,397,349 -:- 8,395,708 shares outstanding; unlimited number
of shares authorized; no par value)		$10.77

STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$4,365,597
Expenses:
Investment advisory fee	490,223
Transfer agent fee	123,762
Custodian expense	5,033
Professional fees	21,708
Trustee fees	11,408
Postage expense	15,000
Printing expense	11,000
Other expenses	20,696
Total expenses	698,830
Custodian expense reduction	(5,033)
Net expenses	693,797
Net investment income	3,671,800
Realized and unrealized gain/(loss) on investments:
Net realized gain	158,100
Net change in unrealized appreciation/depreciation	(1,100,265)
Net realized and unrealized loss on investments	(942,165)
Net increase in net assets resulting from operations	$2,729,635

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Decrease/Increase in net assets:
Operations:
Net investment income	$3,671,800	$3,537,827
Net realized gain on investments	158,100	160,245
Net change in unrealized appreciation/depreciation	(1,100,265)	(134,883)
Net increase in net assets resulting from operations	2,729,635	3,563,189
Distributions from net investment income	(3,671,800)	(3,537,827)
Net fund share transactions (Note 4)	(8,357,547)	11,404,073
Total (decrease)/increase	(9,299,712)	11,429,435
Net assets:
Beginning of year	99,697,061	88,267,626
End of year	$90,397,349	$99,697,061

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of year	$10.87	$10.84	$11.21	$10.87	$11.26
Income from investment operations:
Net investment income	0.41	0.41	0.42	0.43	0.45
Net gains/(losses) on securities,
both realized and unrealized	(0.10)	0.03	(0.37)	0.34	(0.39)
Total from investment operations	0.31	0.44	0.05	0.77	0.06
Less distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.42)	(0.43)	(0.45)
Net asset value, end of year	$10.77	$10.87	$10.84	$11.21	$10.87
Total return	2.87%	4.05%	0.45%	7.21%	0.55%
Net assets, end of year (in thousands)	$90,397	$99,697	$88,268	$82,640	$70,499
Ratio of net expenses to average net assets (a)	0.71%	0.72%	0.71%	0.67%	0.67%
Ratio of net investment income to average net assets	3.74%	3.70%	3.82%	3.89%	4.05%
Portfolio turnover	15.71%	8.55%	6.14%	9.49%	16.11%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Percentages before custodian/interest expense reductions were:
.72% for 2008; .73% for 2007; .72% for 2006; .69% for 2005; and .70% for 2004.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2008
			Maturity
Bond Description		Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
66.32% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger		5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$743,979
Dickson County TN Refunding		5.000	06/01/2015	A3	140,000	146,765
Johnson City TN Refunding		4.000	06/01/2015	NR*	400,000	400,228
Johnson City TN Electric Revenue		4.500	05/01/2021	Aaa/AAA*	300,000	300,219
Knoxville TN Electric Revenue - Series V		4.750	07/01/2021	Aaa/AAA*/AAA@	275,000	281,025
Marshall County TN General Obligation		4.450	12/01/2010	Aaa/AAA*/AAA@	270,000	276,888
Maury County TN School & Public Improvement		5.000	04/01/2016	A1/AA@	1,000,000	1,056,660
Memphis-Shelby TN Sports Authority Memphis Arena Project		5.500	11/01/2012	Aa3/AA*/AA@	500,000	539,465
Memphis-Shelby County TN Sports Authority Memphis Arena		5.000	11/01/2017	A1/AA*/AA@	275,000	294,465
Memphis TN General Obligation General Improvement		5.000	10/01/2016	A1/AA*/AA@	450,000	478,746
Memphis TN Electric System Revenue - Series A		5.000	12/01/2015	Aa2/AA+*/AA@	1,200,000	1,266,287
Municipal Energy Acquisition Gas Corporation Revenue		4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	202,780
Shelby County TN Health Education & Housing Facility Rhodes		4.500	08/01/2009	A2/AA*/AA@	100,000	101,209
Shelby County Health Education		5.250	09/01/2020	Aaa/AAA*	400,000	419,128
Sullivan County TN Health Educational & Housing Facility Board		5.000	09/01/2011	A*/BBB+@	335,000	345,666
						6,853,510
GENERAL OBLIGATION BONDS
10.55% of Net Assets
Chattanooga TN General Obligation Unlimited		5.500	09/01/2010	Aa2/AA*/AA@	500,000	528,310
Rutherford County TN General Obligation		5.000	04/01/2009	Aa2/AA*	250,000	255,718
Rutherford County TN Public Improvement General Obligation		4.250	04/01/2009	Aa2/AA*	200,000	203,460
Shelby County TN Public Improvement General Obligation - Series A		5.500	04/01/2009	Aa2/AA+*/AA@	100,000	102,644
						1,090,132
LEASE REVENUE BONDS
8.02% of Net Assets
Chattanooga TN Electric Revenue - Series A		5.000	09/01/2021	AA*/AA@	400,000	421,612
Memphis-Shelby County Airport Special Facilities-Federal Ex		5.000	09/01/2009	Baa2/BBB*	400,000	407,300
						828,912
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.70% of Net Assets
Shelby County TN Multi-Family Housing Memphis - Series A	^	5.000	01/01/2009	NR	240,000	33,600
TN Housing Development Agency - Series 1B		4.800	07/01/2024	Aa2/AA*	350,000	349,223
						382,823
PREREFUNDED BONDS
3.01% of Net Assets
Metro Government Nashville & Davidson County TN		5.125	11/15/2013	Aa2/AA*	300,000	311,514
						311,514
MUNICIPAL UTILITY REVENUE BONDS
1.70% of Net Assets
Knoxville TN Gas Revenue System - Series J		4.750	03/01/2010	Aa3/AA*	170,000	175,195
						175,195
HOSPITAL AND HEALTHCARE REVENUE BONDS
.99% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare		4.500	10/01/2011	A1/AA-*/AA-@	100,000	102,394
						102,394

Total Investments (cost $9,923,230) (See (a) below for further explanation) 94.29% of Net Assets						$9,744,480

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore is non-income producing.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:
Unrealized appreciation	$24,965
Unrealized depreciation	(203,715)
Net unrealized depreciation	$(178,750)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $9,923,230)		$9,744,480
Cash		511,477
Interest receivable		94,570
Total assets		10,350,527
LIABILITIES:
Payable for:
Distributions to shareholders	5,721
Fund shares redeemed	67
Investment advisory fee	4,117
Transfer agent fee	1,243
Trustee fee	412
Accrued expenses	4,443
Total liabilities		16,003
NET ASSETS:
Capital		10,730,745
Net accumulated realized loss on investment transactions		(217,471)
Net unrealized depreciation in value of investments		(178,750)
Net assets at value		$10,334,524
NET ASSET VALUE, offering price and redemption price per share
($10,334,524 -:- 1,002,200 shares outstanding; unlimited number
of shares authorized; no par value)		$10.31

STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$389,664
Expenses:
Investment advisory fee	51,645
Transfer agent fee	15,494
Custodian expense	4,800
Professional fees	6,458
Trustee fees	1,205
Postage expense	2,000
Printing expense	2,500
Other expenses	4,561
Total expenses	88,663
Custodian expense reduction	(4,800)
Net expenses	83,863
Net investment income	305,801
Realized and unrealized loss on investments:
Net realized loss	(4,503)
Net change in unrealized appreciation/depreciation	11,181
Net realized and unrealized gain on investments	6,678
Net increase in net assets resulting from operations	$312,479

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Decrease in net assets:
Operations:
Net investment income	$305,801	$381,294
Net realized loss on investments	(4,503)	(41,349)
Net change in unrealized appreciation/depreciation	11,181	126,752
Net increase in net assets resulting from operations	312,479	466,697
Distributions from net investment income	(305,801)	(381,296)
Net fund share transactions (Note 4)	(551,757)	(4,262,014)
Total decrease	(545,079)	(4,176,613)
Net assets:
Beginning of year	10,879,603	15,056,216
End of year	$10,334,524	$10,879,603

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of year	$10.32	$10.29	$10.60	$10.58	$10.91
Income from investment operations:
Net investment income	0.31	0.31	0.30	0.30	0.32
Net gains/(losses) on securities,
both realized and unrealized	(0.01)	0.03	(0.31)	0.02	(0.33)
Total from investment operations	0.30	0.34	(0.01)	0.32	(0.01)
Less distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.30)	(0.30)	(0.32)
Net asset value, end of year	$10.31	$10.32	$10.29	$10.60	$10.58
Total return	2.90%	3.34%	(0.10)%	3.05%	(0.07)%
Net assets, end of year (in thousands)	$10,335	$10,880	$15,056	$19,323	$20,311
Ratio of net expenses to average net assets (a)	0.81%	0.79%	0.71%	0.56%	0.51%
Ratio of net investment income to average net assets	2.96%	3.00%	2.86%	2.81%	2.99%
Portfolio turnover	22.22%	0.00%	23.21%	13.91%	5.92%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Expenses waived by Adviser and custodian/interest expense reductions were:
0% and .05% for 2008; 0% and .04% for 2007; .04% and .03% for 2006; .19% and .04% for 2005; and .22% and .04% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies -- 100%
June 30, 2008
		Maturity		Par Value	Market
Bond Description	Coupon	Date	Rating#	of Shares	Value
FEDERAL HOME LOAN BANK
27.42% of Net Assets
Federal Home Loan Banks Medium Term Note	7.000%	08/15/2014	Aaa/AAA*	$500,000	$570,803
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*	3,025,000	3,084,267
Federal Home Loan Banks Medium Term Note	5.000	01/22/2018	Aaa/AAA*	1,250,000	1,228,680
Federal Home Loan Banks Medium Term Note	5.250	02/22/2023	Aaa/AAA*	1,500,000	1,458,630
					6,342,380
FEDERAL FARM CREDIT
22.13% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,630,859
Federal Farm Credit Bank	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	1,006,328
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	1,959,202
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	523,772
					5,120,161
FEDERAL NATIONAL MORTGAGE ASSOCIATION
21.53% of Net Assets
Federal National Mortgage Association	5.300	08/15/2013	AAA/Aaa*/AAA@	2,000,000	2,004,610
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA*/AAA@	1,000,000	999,375
Federal National Mortgage Association	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	999,375
Federal National Mortgage Association	5.100	08/20/2020	Aaa/AAA*/AAA@	1,000,000	977,192
					4,980,552
FEDERAL HOME LOAN MORTGAGE
21.12% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	03/27/2018	Aaa/AAA*/AAA@	500,000	494,332
Federal Home Loan Mortgage Corporation	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	482,566
Federal Home Loan Mortgage Corporation	5.125	06/08/2015	Aaa/AAA*/AAA@	1,000,000	1,004,018
Federal Home Loan Mortgage Corporation	5.000	04/15/2021	Aaa/AAA*/AAA@	3,000,000	2,904,210
					4,885,126
STUDENT LOAN MARKETING ASSOCIATION
4.90% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	Aaa	1,000,000	1,133,468
					1,133,468
INVESTMENT FUND
2.09% of Net Assets
US Bank U.S. Treasury Money Market Fund				484,036	484,036
					484,036

Total Investments (cost $22,677,965) (See (a) below for further explanation) 99.19% of Net Assets					$22,945,723

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
Unrealized appreciation	$410,270
Unrealized depreciation	(142,512)
Net unrealized appreciation	$267,758

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Investments in securities, at value (Cost: $22,677,965)		$22,945,723
Cash		16,549
Interest receivable		304,160
Prepaid expenses		981
Total assets		23,267,413
LIABILITIES:
Payable for:
Distributions to shareholders	21,959
Fund shares redeemed	105,172
Investment advisory fee	3,784
Transfer agent fee	2,855
Accrued expenses	1,542
Total liabilities		135,312
NET ASSETS:
Capital		23,114,516
Net accumulated realized loss on investment transactions		(250,173)
Net unrealized appreciation in value of investments		267,758
Net assets at value		$23,132,101
NET ASSET VALUE, offering price and redemption price per share
($23,132,101 -:- 2,330,674 shares outstanding; unlimited number
of shares authorized; no par value)		$9.93

STATEMENT OF OPERATIONS
For the year ended June 30, 2008

Net investment income:
Interest income	$1,235,676
Expenses:
Investment advisory fee	46,320
Transfer agent fee	33,792
Custodian expense	4,800
Professional fees	5,258
Trustee fees	2,667
Postage expense	7,000
Printing expense	10,000
Other expenses	8,306
Total expenses	118,143
Custodian expense reduction	(4,800)
Net expenses	113,343
Net investment income	1,122,333
Realized and unrealized gain on investments:
Net realized gain	71,617
Net change in unrealized appreciation/depreciation	553,034
Net realized and unrealized gain on investments	624,651
Net increase in net assets resulting from operations	$1,746,984

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2008 and 2007

	2008	2007
Increase in net assets:
Operations:
Net investment income	$1,122,333	$1,138,528
Net realized gain/(loss) on investments	71,617	(4,983)
Net change in unrealized appreciation/depreciation	553,034	203,062
Net increase in net assets resulting from operations	1,746,984	1,336,607
Distributions from net investment income	(1,122,333)	(1,161,912)
Net fund share transactions (Note 4)	(45,637)	890,949
Total increase	579,014	1,065,644
Net assets:
Beginning of year	22,553,087	21,487,443
End of year	$23,132,101	$22,553,087

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:	For the years ended June 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of year	$9.66	$9.58	$10.07	$9.94	$10.35
Income from investment operations:
Net investment income	0.48	0.49	0.48	0.47	0.52
Net gains/(losses) on securities,
both realized and unrealized	0.27	0.08	(0.49)	0.13	(0.41)
Total from investment operations	0.75	0.57	(0.01)	0.60	0.11
Less distributions:
Distributions from net investment income	(0.48)	(0.49)	(0.48)	(0.47)	(0.52)
Net asset value, end of year	$9.93	$9.66	$9.58	$10.07	$9.94
Total return	7.88%	6.04%	(0.14)%	6.17%	1.09%
Net assets, end of year (in thousands)	$23,132	$22,553	$21,487	$22,369	$18,075
Ratio of net expenses to average net assets (a)	0.49%	0.51%	0.45%	0.44%	0.45%
Ratio of net investment income to average net assets	4.85%	5.05%	4.97%	4.68%	5.12%
Portfolio turnover	33.21%	6.40%	17.67%	28.88%	42.35%

(a)	Percentages are after custodian/interest expense reductions, for which no recovery of these waivers and reductions will be sought.
Percentages before custodian/interest expense reductions were:
.51% for 2008; .53% for 2007; .47% for 2006; .48% for 2005; and .48% for 2004.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund" and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation
Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No.157 is

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

1.	Significant Accounting Policies, continued:

effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B.	Security Transactions
Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income
Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities
The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes
It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2008. Therefore, no federal income tax provision is required.

The Funds have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", which is effective for fiscal periods beginning after December 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions
Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

1.	Significant Accounting Policies, continued:

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

G.	Estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds' portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina, and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2008, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$61,870	$43,902
Kentucky Tax-Free Income Series	2,867,522	-
Kentucky Tax-Free Short-to-Medium Series	285,798	-
Mississippi Tax-Free Income Series	23,963	22,142
North Carolina Tax-Free Income Series	303,230	-
North Carolina Tax-Free Short-to-Medium Series	57,099	-
Tennessee Tax-Free Income Series	490,223	-
Tennessee Tax-Free Short-to-Medium Series	51,645	-
Intermediate Government Bond Series	46,320	-

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

2.    Investment Advisory Fee and Other Transactions with Affiliates, continued:

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.    Purchases and Sales of Securities

During the year ended June 30, 2008, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,751,710	$1,029,369
Kentucky Tax-Free Income Series	77,129,440	40,022,203
Kentucky Tax-Free Short-to-Medium Series	7,924,723	13,395,135
Mississippi Tax-Free Income Series	130,450	444,602
North Carolina Tax-Free Income Series	17,837,896	6,551,593
North Carolina Tax-Free Short-to-Medium Series	2,663,493	2,923,373
Tennessee Tax-Free Income Series	15,080,786	21,251,223
Tennessee Tax-Free Short-to-Medium Series	2,237,736	3,198,859
Intermediate Government Bond Series	7,691,900	7,502,230

4.   Capital Shares

At June 30, 2008 and 2007, there were an unlimited number of shares of beneficial interest authorized.  Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2008		Year Ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	239,173	$2,773,958	217,192	$2,549,134
Shares issued for reinvestment of distributions and capital gain	31,477	363,810	26,093	306,525
Shares redeemed	(105,583)	(1,220,405)	(157,732)	(1,852,010)
Net increase	165,067	$1,917,363	85,553	$1,003,649

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2008		Year Ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	11,797,352	$88,090,018	9,650,442	$72,716,213
Shares issued for reinvestment of distributions and capital gain	2,237,440	16,690,222	2,219,370	16,712,266
Shares redeemed	(9,141,820)	(68,285,124)	(10,077,019)	(76,007,337)
Net increase	4,892,972	$36,495,116	1,792,792	$13,421,142

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2008		Year ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,752,927	$9,137,624	2,426,071	$12,578,488
Shares issued for reinvestment of distributions	244,350	1,269,365	293,040	1,518,346
Shares redeemed	(3,490,558)	(18,172,172)	(7,131,122)	(36,947,040)
Net decrease	(1,493,281)	$(7,765,183)	(4,412,011)	$(22,850,206)

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

4. Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2008		Year ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	57,281	$643,985	146,878	$1,685,190
Shares issued for reinvestment of distributions and capital gain	12,070	135,418	13,380	152,943
Shares redeemed	(122,028)	(1,379,820)	(147,742)	(1,688,878)
Net increase/(decrease)	(52,677)	$(600,417)	12,517	$149,254

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2008		Year ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,655,177	$17,843,888	1,009,262	$11,001,946
Shares issued for reinvestment of distributions	154,124	1,652,936	125,366	1,366,179
Shares redeemed	(778,018)	(8,377,286)	(556,875)	(6,069,350)
Net increase	1,031,283	$11,119,539	577,752	$6,298,775

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2008		Year Ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	268,903	$2,813,699	217,217	$2,258,131
Shares issued for reinvestment of distributions and ordinary income	22,953	239,638	25,624	266,880
Shares redeemed	(313,729)	(3,292,052)	(426,003)	(4,432,976)
Net decrease	(21,873)	$(238,715)	(186,163)	$(1,907,965)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2008		Year ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,965,096	$21,403,092	2,146,643	$23,718,638
Shares issued for reinvestment of distributions	147,017	1,596,693	137,737	1,518,224
Shares redeemed	(2,886,948)	(31,357,332)	(1,255,779)	(13,832,789)
Net increase/(decrease)	(774,835)	$(8,357,547)	1,028,600	$11,404,073

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2008		Year ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	142,006	$1,476,833	85,707	$892,357
Shares issued for reinvestment of distributions	22,250	231,384	27,954	290,963
Shares redeemed	(216,755)	(2,259,974)	(522,310)	(5,445,334)
Net decrease	(52,499)	$(551,757)	(408,649)	$(4,262,014)

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

4. Capital Shares, continued:

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2008		Year ended June 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	326,993	$3,266,770	249,741	$2,434,050
Shares issued for reinvestment of distributions	84,868	847,031	87,142	851,183
Shares redeemed	(416,116)	(4,159,438)	(245,018)	(2,394,284)
Net increase/(decrease)	(4,255)	$(45,637)	91,865	$890,949

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2008, the Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2008 the Alabama Tax-Free Income Series and the Kentucky Tax-Free Income Series do not have any capital loss carryforwards.

The capital loss carryforwards expire as follows:

	2009	2010	2011	2012	2013	2014	2015	2016	Total
Kentucky Tax-Free Short-to-Medium Series	$312,672	$34,064	$-	$44,500	$329,431	$74,336	$446,645	$227,932	$1,469,580
Mississippi Tax-Free Income Series	-	-	-	-	-	-	-	6,458	6,458
North Carolina Tax-Free Income Series	-	-	-	462,081		-	-	-	462,081
North Carolina Tax-Free Short-to-Medium Series	22,226	-	-	10,514	4,659	43,905	50,449	30,033	161,786
Tennessee Tax-Free Income Series	311,135	69,806	18,314	175,434	28,670	-	-	-	603,359
Tennessee Tax-Free Short-to-Medium Series	37,349	-	-	-	797	61,617	92,566	23,418	215,747
Intermediate Government Bond Series	46,873	-	-	117,848	2	64,307	21,143	-	250,173

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

6.	Federal Income Taxes, continued:

During the year ended June 30, 2008, the following Funds utilized capital loss carryforwards as follows:
Amount
North Carolina Tax-Free Income Series	$225,542
Tennessee Tax-Free Income Series	158,100
Intermediate Government Bond Series	71,617

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2008 as follows:

Post October Losses
Alabama Tax Free Income Series	$(25,428)
Kentucky Tax-Free Short-to-Medium Series	(178,100)
Mississippi Tax-Free Income Series	(8,142)
Tennessee Tax-Free Short-to-Medium Series	(1,725)

At June 30, 2008, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Losses	Capital
Kentucky Tax-Free Short-to-Medium Series	$135,232	$(135,232)
North Carolina Tax-Free Short-to-Medium Series	5,915	(5,915)
Tennessee Tax-Free Short-to-Medium Series	5,991	(5,991)
Intermediate Government Bond Series	138,236	(138,236)

The tax character of distributions paid for the years ended June 30, 2008 and 2007 were as follows:

	2008			2007
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$494,363	$-	$23,016	$461,296	$-	$-
Kentucky Tax-Free Income Series	28,081,655	-	9,603	27,771,550	-	649,014
Kentucky Tax-Free Short-to-Medium Series	1,875,479	-	-	2,257,746	-	-
Mississippi Tax-Free Income Series	192,571	607	-	211,237	-	22,573
North Carolina Tax-Free Income Series	2,282,515	-	-	1,980,016	-	-
North Carolina Tax-Free Short-to-Medium Series	346,156	-	-	369,700	2,550	-
Tennessee Tax-Free Income Series	3,671,801	-	-	3,537,827	-	-
Tennessee Tax-Free Short-to-Medium Series	305,801	-	-	381,296	-	-
Intermediate Government Bond Series	-	1,122,333	-	-	1,161,912	-

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

6.	Federal Income Taxes, continued:

At June 30, 2008, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Dupree Mutual Funds	Undistributed Ordinary Income*	Undistributed Tax-Exempt Income	Undistributed Net Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation) on Investments
Alabama Tax-Free Income Series	$-	$42,096	$-	$(123,378)
Kentucky Tax-Free Income Series	-	2,727,124	718,685	(42,187)
Kentucky Tax-Free Short-to-Medium Series	-	46,967	-	580,463
Mississippi Tax-Free Income Series	-	10,239	-	(57,253)
North Carolina Tax-Free Income Series	-	151,485	-	(551,898)
North Carolina Tax-Free Short-to-Medium Series	-	6,535	-	35,297
Tennessee Tax-Free Income Series	-	418,947	-	(1,162,736)
Tennessee Tax-Free Short-to-Medium Series	-	5,721	-	(178,750)
Intermediate Government Bond Series	21,957	-	-	267,758
*For tax purposes short-term capital gain distributions are considered ordinary income distributions.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2008, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2008

8.	Line of Credit Agreement and Custodian Agreement, continued:

During the year ended June 30, 2008, the daily weighted average borrowings for each Fund were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$ 445
Kentucky Tax Free Income Series	24,175
Kentucky Tax-Free Short-to-Medium Series	5,954
Mississippi Tax-Free Income Series	79
North Carolina Tax-Free Income Series	11,473
North Carolina Tax-Free Short-to-Medium Series	8,180
Tennessee Tax-Free Income Series	20,530
Tennessee Tax-Free Short-to-Medium Series	3,352
Intermediate Government Bond Series	2,661

The Funds have a contractual agreement with the custodian whereby the bank will provide custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses. During the year, these credits reduced each of the Funds’ expenses by the amount shown on the Statements of Operation as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds, comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series (collectively, the Funds), as of June 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Dupree Mutual Funds at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Cincinnati, Ohio
August 13, 2008

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
June 30, 2008

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 77	President	Annual Term; 29 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 57	Compliance Officer	Annual Term; 4 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 45	Executive Vice President	Annual Term; 3 years of service	President, Dupree & Company, Inc. Attorney, Dinsmore & Shohl LLP (2001-2004)	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 47	Vice President, Secretary, Treasurer	Annual Term; 10 years of service as Vice President, 8 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 48	Assistant Secretary	Annual Term; 15 years of service	Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 68	Chairman, Trustee	Annual Term; 7 years of service as Chairman; 19 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 45	Trustee	One Year Term; 1 Year of Service	President, Secretary, Treasurer, Director Office Suites Plus (executive office space rental)	9	N/A
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 71	Trustee	Annual Term; 12 years of service	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
June 30, 2008

Trustee and officer information, continued:
Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Trustee
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 64	Trustee	Annual Term; 6 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A
J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 76	Trustee	Annual Term; 8 years of service	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge.	9	KY Lottery Corporation
William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 75	Trustee	Annual Term; 29 years of service	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of June 30, 2008, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2008, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
June 30, 2008

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2008” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2008	Beginning Account Value January 1, 2008*	Ending Account Value June 30, 2008**	Expenses Paid During the Six Months Ended June 30, 2008
Alabama Tax-Free Income Series
Actual	.45%	$1,000.00	$996.60	$2.23
Hypothetical	.45	1,000.00	1,024.86	2.27
Kentucky Tax-Free Income Series
Actual	.57	1,000.00	999.50	2.83
Hypothetical	.57	1,000.00	1,024.86	2.87
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,004.80	3.59
Hypothetical	.72	1,000.00	1,024.86	3.62
Mississippi Tax-Free Income Series
Actual	.45	1,000.00	994.30	2.23
Hypothetical	.45	1,000.00	1,024.86	2.27
North Carolina Tax-Free Income Series
Actual	.71	1,000.00	994.60	3.52
Hypothetical	.71	1,000.00	1,024.86	3.57

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
June 30, 2008

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized June 30, 2008	Beginning Account Value January 1, 2008*	Ending Account Value June 30, 2008**	Expenses Paid During the Six Months Ended June 30, 2008
North Carolina Tax-Free Short-to-Medium Series
Actual	.81%	$1,000.00	$1,003.50	$4.03
Hypothetical	.81	1,000.00	1,024.86	4.08
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	999.40	3.48
Hypothetical	.70	1,000.00	1,024.86	3.52
Tennessee Tax-Free Short-to-Medium Series
Actual	.80	1,000.00	1,002.90	3.98
Hypothetical	.80	1,000.00	1,024.86	4.03
Intermediate Government Bond Series
Actual	.49	1,000.00	1,011.50	2.45
Hypothetical	.49	1,000.00	1,024.86	2.47
*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [182/366] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is attached hereto as Exhibit 12(a)(1). The Code of Ethics was amended at a meeting of May 6, 2008 of the Board of Trustees of the Registrant. There have been no waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days after June 30, 2008.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:
On August 20, 2008 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 20, 2008 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits
(a)  (1) Code of Ethics
(b)  (2) Certifications
(a)  (3) Not applicable